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                SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO


                         STATEMENT OF ADDITIONAL INFORMATION
                       MARCH 1, 1997, AS AMENDED APRIL 15, 1997

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INVESTMENT ADVISER
Schroder Capital Management International Inc. ("SCMI")

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:     (207) 879-8903
ACCOUNT INFORMATION:     (800) 344-8332
FAX:                     (207) 879-6206


Investor Shares of Schroder Emerging Market Fund Institutional Portfolio (the "Fund") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Advisor Shares of the Fund also are offered for sale at net asset value to individual investors, in most cases through Service Organizations (as defined herein). Advisor Shares incur more expenses than Investor Shares. The Fund imposes both purchase and redemption charges on investments. Please see the Prospectuses for further information.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current Prospectus dated March 1, 1997, as amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers printed above.
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   TABLE OF CONTENTS

         INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . . . . 3
         INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . 3
         Convertible Securities. . . . . . . . . . . . . . . . . . . . . 3
         Debt-to-Equity Conversions. . . . . . . . . . . . . . . . . . . 3
         U.S. Government Securities. . . . . . . . . . . . . . . . . . . 3
         Bank Obligations. . . . . . . . . . . . . . . . . . . . . . . . 4
         Short-Term Debt Securities. . . . . . . . . . . . . . . . . . . 4
         Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . 4
         Illiquid and Restricted Securities. . . . . . . . . . . . . . . 5
         Loans of Portfolio Securities . . . . . . . . . . . . . . . . . 5
         Forward Foreign Currency Exchange Contracts . . . . . . . . . . 5
         Options and Futures Transactions. . . . . . . . . . . . . . . . 6
         Warrants and Stock Rights . . . . . . . . . . . . . . . . . . .15
         INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . .15
         MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . .16
         Officers and Trustees . . . . . . . . . . . . . . . . . . . . .16
         Investment Adviser. . . . . . . . . . . . . . . . . . . . . . .18
         Administrative Services . . . . . . . . . . . . . . . . . . . .19
         Distribution of Fund Shares . . . . . . . . . . . . . . . . . .20
         Service Organizations . . . . . . . . . . . . . . . . . . . . .21
         Portfolio Accounting. . . . . . . . . . . . . . . . . . . . . .22
         Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . .23
         PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . .23
         Investment Decisions. . . . . . . . . . . . . . . . . . . . . .23
         Brokerage and Research Services . . . . . . . . . . . . . . . .23
         ADDITIONAL PURCHASE AND
              REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .25
         Determination of Net Asset Value Per Share. . . . . . . . . . .25
         Redemption In-Kind. . . . . . . . . . . . . . . . . . . . . . .25
         TAXATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .26
         OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . .28
         Organization. . . . . . . . . . . . . . . . . . . . . . . . . .28
         Capitalization and Voting . . . . . . . . . . . . . . . . . . .29
         Principal Shareholders. . . . . . . . . . . . . . . . . . . . .30
         Performance Information . . . . . . . . . . . . . . . . . . . .30
         Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . .31
         Transfer Agent and Dividend Disbursing Agent. . . . . . . . . .31
         Legal Counsel . . . . . . . . . . . . . . . . . . . . . . . . .31
         Independent Accountant. . . . . . . . . . . . . . . . . . . . .31
         Registration Statement. . . . . . . . . . . . . . . . . . . . .31
         FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . .32
         APPENDIX. . . . . . . . . . . . . . . . . . . . . . . . . . . A-1
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INTRODUCTION

Schroder Emerging Markets Fund Institutional Portfolio is a non-diversified, separately managed series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company currently consisting of five separate series, each of which has a different investment objective and policies.

The Fund's investment objective is to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. There is no assurance that the Fund will achieve this objective. Furthermore, investing in securities of emerging market issuers involves special risks in addition to those associated with investments in securities of U.S. issuers.

INVESTMENT POLICIES

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques as identified under "Investment Objective" and "Investment Policies" in the Prospectus. The following information supplements the discussion found in those sections by providing additional information or elaborating upon the discussion there. The Fund currently seeks to achieve its investment objective by holding, as its only investment securities, the securities of Schroder Emerging Markets Fund Institutional Portfolio (the "Portfolio"), a separate series of Schroder Capital Funds ("Schroder Core"). Since the Fund has the same investment objective and substantially similar policies as the Portfolio and currently invests all of its assets in the Portfolio, investment policies are discussed with respect to the Portfolio only.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible preferred stocks and convertible debt securities ("convertible securities"). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

DEBT-TO-EQUITY CONVERSIONS

The Portfolio may invest up to 5% of its net assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain emerging market countries, particularly in Latin America, and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure-related areas. The terms of the programs vary from country to country, but include significant restrictions on the application of proceeds received in the conversion and on the repatriation of investment profits and capital. When inviting conversion applications by holders of eligible debt, a government usually specifies the minimum discount from par value that it will accept for conversion. SCMI believes that debt-to-equity conversion programs may offer investors opportunities to invest in otherwise restricted equity securities that have a potential for significant capital appreciation and intends to invest assets of the Portfolio to a limited extent in such programs under appropriate circumstances. There can be no assurance that debt-to-equity conversion programs will continue to be successful or that the Portfolio will be able to convert all or any of its emerging market debt portfolio into equity investments.

U.S. GOVERNMENT SECURITIES

The Portfolio may invest in securities issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises) that have remaining maturities not exceeding one year.

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Agencies, instrumentalities and government sponsored enterprises that have been established or sponsored by the U.S. Government and issue or guarantee debt securities include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies, instrumentalities or government-sponsored enterprises referred to above are backed by the full faith and credit of the U.S. Government. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

BANK OBLIGATIONS

The Portfolio may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) whose total assets at the time of purchase exceed $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation. The Portfolio also may hold cash and time deposits denominated in any major currency in foreign banks.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Similar to a certificate of deposit, a time deposit earns a specified rate of interest over a definite time period; however, it cannot be traded in the secondary markets.

SHORT-TERM DEBT SECURITIES

The Portfolio may invest in commercial paper -- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolio for temporary defensive purposes consists of direct obligations of domestic issuers that at the time of investment are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities that, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper rating assigned by S&P. The Portfolio also may invest in variable rate master demand notes, which are obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payer of such notes. Generally both parties have the right to vary the amount of the outstanding indebtedness on the notes.

REPURCHASE AGREEMENTS

The Portfolio may invest in securities subject to repurchase agreements that mature or may be terminated by notice in seven days or less with U.S. banks or broker-dealers. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI monitors the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If a seller defaults under a repurchase agreement, the Portfolio may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the credit-worthiness of banks and dealers with which the Portfolio enters into repurchase agreements.

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ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which the Portfolio may invest in "restricted securities". In connection with the Portfolio's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Portfolio would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

LOANS OF PORTFOLIO SECURITIES

The Portfolio may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (i) on each business day, at least equal the market value of the loaned securities; and (ii) consist of cash, bank letters of credit, U.S. Government securities, other cash equivalents or liquid equity securities in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Portfolio. When lending portfolio securities, the Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Portfolio pays in arranging the loan). The Portfolio may share the interest it receives on the collateral securities with the borrower if it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees (the "Trust Board"). The Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio or SCMI. The terms of the Portfolio's loans must meet certain tests under the Internal Revenue Code and permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Portfolio will be subject to termination at the Portfolio's or the borrower's option. The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by Schroder Core's Board of Trustees (the "Schroder Core Board").

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To hedge against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies), the Portfolio may engage in transactions in forward foreign currency exchange contracts.

A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell a currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. The Portfolio may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

Currently, only a limited market, if any, exists for hedging transactions relating to currencies in many emerging market countries or to securities of issuers domiciled or principally engaged in business in emerging market countries. This may limit the Portfolio's ability to hedge its investments effectively in those emerging markets. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currencies should rise. In addition, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

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The Portfolio will enter into forward contracts under certain instances.  When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, wish to secure the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale (for a fixed amount of dollars or other currency) of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against possible loss (resulting from adverse changes in the relationship between the U.S. dollar or other currency being used for the security purchase and the foreign currency in which the security is denominated) during the period between the date on which the security is purchased or sold and the date on which payment is made or received. In addition, when the Portfolio anticipates purchasing securities at some future date, and wishes to secure the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to part or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency.

In all of the above instances, if the currency in which the Portfolio's portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased, then the Portfolio will have realized fewer gain than if the Portfolio had not entered into the forward contracts. Furthermore, the precise matching of the forward contract amounts and the value of the securities involved is not generally possible, since the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

To the extent that the Portfolio enters into forward contracts to hedge against a decline in the value of portfolio holdings denominated in a particular foreign currency resulting from currency fluctuations, there is a risk that the Portfolio may nevertheless realize a gain or loss as a result of currency fluctuations after such portfolio holdings are sold should the Portfolio be unable to enter into an "offsetting" forward foreign currency contract with the same party or another party. The Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualifications as a regulated investment company (see "Taxation").

The Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the investment adviser. Generally, the Portfolio will not enter into a forward contract with a term of greater than one year.

OPTIONS AND FUTURES TRANSACTIONS

As discussed in the Prospectus, the Portfolio may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and may purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of its investments (or anticipated investments), by purchasing put and call options on portfolio (or eligible portfolio) securities (and the currencies in which they are denominated) and engaging in transactions involving futures contracts and options on such contracts.

Call and put options on U.S. Treasury notes, bonds and bills and on various foreign currencies are listed on several U.S. and foreign securities exchanges and are written in over-the-counter transactions ("OTC Options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC").
Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell, to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

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The OCC or other clearing corporation or exchange that issues listed options ensures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions that have entered into direct agreements with the Portfolio. With OTC options, variables such as expiration date, exercise price and premium are agreed between the Portfolio and the transacting dealer. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolio will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

OPTIONS ON FOREIGN CURRENCIES.   The Portfolio may purchase and write options on
foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities that are denominated in a foreign currency, the Portfolio may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Portfolio would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Portfolio may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Portfolio may also purchase call and put options to close out written option positions.

The Portfolio also may write covered call options on foreign currency to protect against potential declines in its portfolio securities that are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Portfolio occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Portfolio gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Portfolio also may write options to close out long call option positions. A covered put option on a foreign currency would be written by the Portfolio for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security that the Portfolio anticipates purchasing. In this case, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Portfolio resulting from an increase in the U.S. dollar value of the foreign security. However, the Portfolio could not benefit from any decline in the cost of the foreign security that is greater than the price of the premium received. The Portfolio also may write options to close out long put option positions.

Markets in foreign currency options are relatively new, and the Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Portfolio will not purchase or write such options unless and until, in the opinion of the SCMI, the market for them has developed sufficiently to ensure that their risks are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar, with the result that the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and, thus, may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

COVERED CALL WRITING. The Portfolio is permitted to write covered call options on portfolio securities, and on the U.S. dollar and foreign currencies in which they are denominated, without limit. Generally, a call option is "covered" if the Portfolio owns (or has the right to acquire without additional cash consideration (or for additional cash consideration held for the Portfolio by its custodian in a segregated account) the underlying security (currency) subject to the option. In the case of call options on U.S. Treasury Bills, however, the Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the security (currency) deliverable under the call option. A call option is also covered if the Portfolio holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call or greater than the exercise price of the call written if the mark-to-market difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade debt obligations held by the Portfolio in a segregated account maintained with its custodian.

The Portfolio receives a premium from the purchaser in return for a call it has written. Receipt of such premiums may enable the Portfolio to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received offsets a portion of the potential loss incurred by the Portfolio if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Portfolio at a loss. Furthermore, a premium received on a call written on a foreign currency ameliorates any potential loss of value on the portfolio security due to a decline in the value of the currency. However, during the option period, the covered call writer has, in return for the premium, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received fluctuates with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

With respect to listed options and certain OTC options, during the option period the Portfolio may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation terminates upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio is unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Portfolio to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, the Portfolio realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Options written by the Portfolio normally have expiration dates of up to eighteen months from the date written. The exercised price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

COVERED PUT WRITING. As a writer of a covered put option, the Portfolio would incur an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the Portfolio will be exercisable by the purchaser only on a specific date). A put is "covered" if at all times the Portfolio maintains with its custodian (in a segregated account) cash, U.S. Government securities or other high-grade obligations in an amount equal to at least the exercise price of the option. Similarly, a short put position could be covered by the Portfolio by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade debt obligations which the Portfolio holds in a segregated account maintained at its custodian. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period the Portfolio may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

The Portfolio will write put options for three purposes: (i) to receive the income derived from the premiums paid by purchasers; (ii) when the investment adviser wishes to purchase the security (or a security denominated in the currency underlying the option) underlying the option at a price lower than its current market price (in which case it will write the covered put at an exercise price reflecting the lower purchase price sought); and (iii) to close out a long put option position. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the differences between the exercise price of the option and the current market price of the underlying securities (currencies) when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

PURCHASING CALL AND PUT OPTIONS. The Portfolio may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The Portfolio may purchase a call option in order to close out a covered call position (see "Covered Call Writing"), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Portfolio.

The Portfolio may purchase put options on securities (currencies) that it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater then the premium paid for the option, the Portfolio would incur no additional loss. In addition, the Portfolio may sell a put option it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.
Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the Portfolio expired without being sold or exercised, the premium would be lost.

RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price if the market price of the underlying security (or the value of its denominated currency) increases but has retained the risk of loss if the price of the underlying security (or the value of its denominated currency) declines. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered put writer would be unable to utilize the amount held in cash or U.S. Government or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

The Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, since such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Portfolio may be able to purchase an offsetting option that does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Portfolio is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist.

In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions will be entered into by the Portfolio only with brokers or financial institutions deemed creditworthy by SCMI.

Exchanges have established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolio may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. If the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

The extent to which the Portfolio may enter into transactions involving options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Portfolio's intention to qualify as such (see "Taxation").

FUTURES CONTRACTS. The Portfolio may purchase and sell interest rate, currency, and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges, on such underlying securities as U.S. Treasury bonds, notes and bills, and/or any foreign government fixed-income security ("interest rate futures contracts"), on various currencies ("currency futures contracts") and on such indices of U.S. and foreign securities as may exist or come into being ("index futures contracts").

The Portfolio may purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. If the investment adviser anticipates that interest rates may rise and, concomitantly, that the price of certain of its portfolio securities fall, the Portfolio may sell an interest rate futures contract. If declining interest rates are anticipated, the Portfolio may purchase an interest rate futures contract to protect against a potential increase in the price of securities the Portfolio intends to purchase. Subsequently, appropriate securities may be purchased by the Portfolio in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

The Portfolio may purchase or sell currency futures contracts on currencies in which its portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. The Portfolio may enter into currency futures contracts for the same reasons as set forth above for entering into forward foreign currency exchange contracts; namely, to secure the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis--vis a different currency.

The Portfolio may purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. If it anticipates that the prices of securities it holds may fall, the Portfolio may sell an index futures contract. Conversely, if the Portfolio wishes to hedge against anticipated price rises in those securities which it intends to purchase, the Portfolio may purchase an index futures contract.

In addition to the above, interest rate, currency and index futures contracts will be bought or sold in order to close out short or long positions maintained by the Portfolio in corresponding futures contracts.

Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Portfolio will be able to enter into a closing transaction.

INTEREST RATE FUTURES CONTRACTS. When the Portfolio enters into an interest rate futures contract, it is initially required to deposit with the Portfolio's custodian (in a segregated account in the name of the broker performing the transaction) an "initial margin" of cash or U.S. Government securities or other high grade short-term obligations equal to approximately 2% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of money by a brokers' client but is, rather, a good faith deposit on the futures contract that will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked to market daily, and the Portfolio may be required to make subsequent deposits with the Portfolio's futures contract clearing broker of cash or U.S. Government securities (called "variation margin") that are reflective of price fluctuations in the futures contract.

CURRENCY FUTURES CONTRACTS. Generally, foreign currency futures contracts provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. SCMI assesses such factors as cost spreads, liquidity and transaction costs in determining whether to use futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply generally to the buying and selling of futures contracts. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

INDEX FUTURES CONTRACTS. The Portfolio may invest in index futures contracts. An index futures contract sale creates an obligation by the Portfolio, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indices do not require the physical delivery of securities but provide for a final cash settlement on the expiration date that reflects accumulated profits and losses credited or debited to each party's account.

The Portfolio is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. In addition, due to current industry practice, daily variations in gain and loss on open contracts are required to be reflected in cash in the form of variation margin payments. The Portfolio may be required to make additional margin payments during the term of the contract.

At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash may be required to be paid by or released to the Portfolio and the Portfolio realizes a loss or gain.

OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write call and put options on futures contracts traded on an exchange and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the position in the futures contract by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The Portfolio may purchase and write options on futures contracts for purposes identical to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the investment adviser wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the investment adviser seeks to hedge. Any premiums received in the writing of options on futures contracts may provide a further hedge against losses resulting from price declines in portions of the Portfolio's investment portfolio.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in SCMI's opinion, the market for such options has developed sufficiently that the risks in connection with them are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gain and unrealized loss on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Portfolio's assets that may be subject to a hedge position.
In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Portfolio is exempted from registration as a commodity pool operator, the Portfolio may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. Except as described above, there are no other limitations on the use of futures and options thereon by the Portfolio.

The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may sell a futures contract to protect against the decline in the value of securities (or the currency in which they are denominated) held by the Portfolio. However, it is possible that the futures market may advance and the value of the Portfolio's securities (or the currency in which they are denominated) may decline. If this occurs, the Portfolio will lose money on the futures contract and also experience a decline in value of its portfolio securities. While this might occur for only a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

If the Portfolio purchases a futures contract to hedge against the increase in value of securities it intends to buy (or the currency in which they are denominated) and the value of such securities (currencies) decreases, then the Portfolio may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

If the Portfolio has sold a call option on a futures contract, it will cover this position by holding (in a segregated account maintained at its custodian) cash, U.S. Government securities or other high-grade debt obligations equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

In addition, if the Portfolio holds a long position in a futures contract, it will hold cash, U.S. Government securities or other high-grade debt obligations equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Portfolio by its custodian. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin on open futures contract positions. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures contract positions could also have an adverse impact on the Portfolio's ability to effectively hedge its portfolio.

Futures contracts and options thereon that are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges, and brokerage commissions, clearing costs and other transaction costs may be higher. Greater margin requirements may limit the Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may cause delays in the settlement of the Portfolio's foreign exchange transactions.

In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by the Portfolio only with brokers or financial institutions deemed creditworthy by SCMI.

While the futures contracts and options transactions in which the Portfolio engages for the purpose of hedging its portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk that may arise in employing futures contracts to protect against the price volatility of portfolio securities (and the currencies in which they are denominated) is that the prices of securities and indices subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Portfolio seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and are expected to diminish as the contract approaches maturity.

There may exist an imperfect correlation between the price movements of futures contracts purchased by the Portfolio and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities or currency markets and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market can be anticipated with the resulting speculation causing temporary price distortions. Due to the possibility of price distortions in the futures contracts market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel the Portfolio to or prevent it from closing out a contract, which may result in reduced gain or increased loss to the Portfolio. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

The extent to which the Portfolio may enter into transactions involving futures contracts and options thereon may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Portfolio's intention to qualify as such (see "Taxation").

WARRANTS AND STOCK RIGHTS

The Portfolio may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance). Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Portfolio's entire investment therein). The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

In addition, the Portfolio may invest up to 5% of its assets (at the time of investment) in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time period.

INVESTMENT RESTRICTIONS

The following investment restrictions, except where stated to be non-fundamental policies, are also fundamental policies of the Portfolio and, together with the fundamental policies and investment objective described in the Prospectus, cannot be changed without the vote of a "majority" of the Portfolio's outstanding shares. Under the Investment Company Act of 1940 (the "1940 Act"), such a "majority" vote is defined as the vote of the holders of the lesser of:
(i) 67% of more of the shares present or represented by proxy at a meeting of shareholders, if the holders of more than 50% of the outstanding shares are present; or (ii) more than 50% of the outstanding shares. Under these additional restrictions, the Portfolio cannot:

    1. Underwrite securities of other companies (except insofar as the Portfolio might be deemed to be an underwriter in the resale of any securities held in its portfolio);

    2. Invest in commodities or commodity contracts (other than Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

    3. Purchase securities on margin; however, the Portfolio may make margin deposits in connection with any Hedging Instruments which it may use as permitted by any of its other fundamental policies;

    4. Purchase or write puts or calls except as permitted by any of its other fundamental policies;

    5. Lend money except in connection with the acquisition of debt securities that the Portfolio's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus). The Portfolio may make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

    6.   Make short sales of securities;

    7. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs);

    8. Invest in real estate or in interests in real estate (but may purchase readily marketable securities of companies holding real estate or interests therein).

MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Each of these individuals currently serves in the same capacity for Schroder Core.

PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

RALPH E. HANSMANN (Honorary), 40 Wall Street, New York, New York - Honorary Trustee of the Trust - Private investor; Director, First Eagle Fund of America, Inc.; Director, Verde Exploration, Ltd.; Trustee Emeritus, Institute for Advanced Study; Trustee and Treasurer, New York Public Library; Life Trustee, Hamilton College.

JOHN I. HOWELL, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON (b) (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

CATHERINE S. WOOLEDGE, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

BARBARA GOTTLIEB (c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

ROBERT JACKOWITZ (b) (c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

JOHN Y. KEFFER, Two Portland Square, Portland, Maine - Vice President of the Trust. President of FFC, the Fund's transfer and dividend disbursing agent and fund accountant and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

JANE P. LUCAS (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

THOMAS G. SHEEHAN, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO (b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ALEXANDRA POE, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

MARY KUNKEMUELLER, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a) Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.
(c) Schroder Capital Management, Inc. ("SCM") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Trust Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the fiscal year ended October 31, 1996.


Name of Trustee     Aggregate          Pension or   Estimated Annual                Total
                 Compensation          Retirement       Benefits Upon        Compensation
                   From Trust    Benefits Accrued          Retirement      From Trust And
                                 As Part of Trust                            Fund Complex
                                         Expenses                        Paid To Trustees
------------------------------------------------------------------------------------------
 Mr. Guernsey          $1,750                  $0                  $0              $1,750
 Mr. Hansmann           1,375                   0                   0               1,375
 Mr. Howell             1,750                   0                   0               1,750
 Mr. Michalis           1,750                   0                   0               1,750
 Mr. Schwab             3,000                   0                   0               3,000
 Mr. Smith                  0                   0                   0                   0


As of February 15, 1997, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

Although the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom, and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S. or to realize U.S. civil judgments against them. Civil remedies and criminal penalties under U.S. federal securities law may be unenforceable in the United Kingdom Extradition treaties now in effect between the U.S. and the United Kingdom might not subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Portfolio under an Investment Advisory Agreement between Schroder Core and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The

Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion as of December 31, 1996.

Under the Investment Advisory Agreement, SCMI is responsible for managing the investment and reinvestment of the Portfolio's assets and continuously reviews, supervises and administers its investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers it selected. SCMI also furnishes to Schroder Core and the Trust Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio and the Fund.

Under the terms of the Investment Advisory Agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material inside information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement continues in effect provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by Schroder Core Board; and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Fund on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to the Trust, and it terminates automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of duties or by reason of reckless disregard of any obligations and duties under the Agreement.

Under the terms of the Investment Advisory Agreement, SCMI is entitled to receive a monthly fee on an annual basis equal to 1.00% of its average daily net assets. For the period from commencement of operations through October 31, 1995 and the fiscal year ended October 31, 1996, SCMI received advisory fees of $19,326 and $1,115,324 (after waivers of $51,560), respectively.

The Fund currently invests all of its assets in the Portfolio. As long as the Fund remains completely invested in the Portfolio (or any other investment company), SCMI is not entitled to receive an investment advisory fee with respect to the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Trust retains SCMI as investment adviser to manage the Fund's assets in the event the Fund so withdraws its investment. The investment advisory agreement between the Trust and SCMI with respect to the Fund is the same in all material respects as the Portfolio's Investment Advisory Agreement (except as to the parties, the circumstances under which fees will be paid, the jurisdiction whose laws govern the agreement and fees payable thereunder). During a time that the Fund did not have substantially all of its assets invested in the Portfolio or another investment company, for providing investment advisory services under the investment advisory agreement for the Fund, SCMI would be entitled to receive an advisory fee of 1.00% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions; and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, if any, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing administrative services Schroder Advisors is entitled to receive from the Fund a fee, payable monthly, at the annual rate of 0.05% of the Fund's average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services SCMI would be entitled to receive from the Fund a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

The Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

The Trust has entered into a Subadministration Agreement with Forum. Pursuant to its Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing administrative services Forum is entitled to a fee at the annual rate of 0.05% of the average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services Forum would be entitled to receive a monthly fee from the Fund at the annual rate of 0.10% of the average daily net assets. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Fund.

Schroder Advisors and Forum provide similar services to the Portfolio pursuant to administration and subadministration agreements between Schroder Core and each of these entities, for which Schroder Advisors and Forum are separately compensated at annual rates of 0.05% and 0.10%, respectively, of the Portfolio's average daily net assets. The administration and subadministration agreements are the same in all material respects as the Fund's respective agreements except as to the parties, the circumstances under which fees will be paid, the fees payable thereunder and the jurisdiction whose laws govern the agreements.

The fees paid by the Fund and Portfolio to SCMI and Schroder Advisors may equal up to 1.15% of the Fund's average daily net assets. Such fees as a whole are higher than advisory and management fees charged to mutual funds which invest primarily in U.S. securities but not necessarily higher than those charged to funds with investment objectives similar to that of the Fund.

From commencement of operations through October 31, 1995 and the fiscal year ended October 31, 1996, Schroder Advisors received administrative fees from the Fund and the Portfolio, as applicable, of $19,591 and $225,559 (after waivers of $66,344), respectively. The Trust formerly had entered into an Administrative Services Contract with Schroder Advisors that had substantially similar terms and provisions in all material respects except as to the fees payable and the circumstances under which the fees were paid. Specifically, Schroder Advisors was entitled to a fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. During the periods, the Fund had invested substantially all of its assets in the Portfolio, and, accordingly, Schroder Advisors was entitled to a fee of only 0.10% and obligated to pay a fee to Forum Financial Services, Inc. ("FFSI") at the rate of 0.05% for sub-advisory services provided under the Sub-Administration Agreement described below.

The Trust and Schroder Advisors also had entered into a Sub-Administration Agreement with FFSI, that had substantially similar terms and provisions in all material respects to the current Subadministration Agreement except as to the fees payable and the circumstances under which the fees were paid. Specifically, payment for FFSI's services was made by Schroder Advisors and was not a separate expense of the Fund.

DISTRIBUTION OF FUND SHARES

Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

Under a Distribution Plan (the "Plan") adopted by the Fund with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for: (i) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail; (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors;
(iii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (iv) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. The maximum annual amount currently payable under the Plan is 0.25%, but no payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. The Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust , and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund. During the periods ended October 31, 1995 and 1996, the Fund neither accrued nor paid any dollars under the Plan.

SERVICE ORGANIZATIONS

The Fund may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Fund. The Fund may pay fees (which vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include: (i) providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; (ii) assisting in processing purchase and redemption transactions;
(iii) arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; (iv) verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; (v) providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; (vi) furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; (vii) transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and (viii) such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of institutional investors and, in any event, will make no such payments until the Trust Board specifically so authorizes.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization would agree to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

FFC, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to FFC or by FFC upon 60 days' written notice to the Trust.

Under its agreement, FFC prepares and maintains the books and records of the Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital-gain distributions, and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of the Fund above one. FFC is entitled to an additional $24,000 per year with respect to global and international funds. In addition, FFC is also is entitled to an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, or funds that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless FFC and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence. For the fiscal periods ended October 31, 1995 and 1996, the Fund and the Portfolio paid fund accounting fees of $35,667 and $73,000, respectively.

FEES AND EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI, including those expenses it indirectly bears through its investment in the Portfolio. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities, if any, and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and a proportionate amount of the total operating expenses of the Portfolio, including advisory fees paid to SCMI. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Portfolio and for the other investment advisory clients of SCMI are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Portfolio's portfolio transaction costs are borne prorata by its investors, including the Fund.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction; for example, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the Portfolio are placed with foreign broker-dealers, certain portfolio transaction costs for the Portfolio may be higher than fees for similar transactions executed on U.S. securities exchanges. However, the Portfolio's investment adviser seeks to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisory Agreement authorizes and directs SCMI to place orders for the purchase and sale of the Portfolio's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Portfolio the most favorable price and execution available. The Portfolio may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it may deem relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions). For the period from commencement of operations through October 31, 1995, and the fiscal year ended October 31, 1996, the Fund paid a total of $101,087 and $1,163,479, respectively in brokerage commissions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by the Portfolio is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the 1934 Act, SCMI may cause the Portfolio to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the 1934 Act) an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of Portfolio expenses, such as custodian fees.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, SCMI may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Subject to the general policies of the Portfolio regarding allocation of portfolio brokerage as set forth above, the Schroder Core Board has authorized SCMI to employ: (i) Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of the Portfolio on the New York Stock Exchange only; and (ii) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a registered investment company to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Portfolio's policy that commissions paid to Schroder Wertheim or Schroder Securities will in SCMI's opinion be: (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers; and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Schroder Core Board, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Wertheim or Schroder Securities by the Portfolio satisfy the foregoing standards. Such procedures will be reviewed at least annually by the Schroder Core Board, including a majority of the non-interested Trustees. The Schroder Core Board will also review all transactions at least quarterly for compliance with such procedures.

It is further a policy of the Portfolio that all such transactions effected for the Portfolio by Schroder Wertheim on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Wertheim actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Wertheim will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder Wertheim pays a portion of the brokerage commissions it receives from the Portfolio to the brokers executing the Portfolio's transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), Schroder Core has entered into an agreement with Schroder Wertheim permitting it to retain a portion of the brokerage commissions paid to it by the Portfolio. This agreement has been approved by the Schroder Core Board, including a majority of the non-interested Trustees.

The Portfolio has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim or Schroder Securities and will not direct brokerage to Schroder Wertheim or Schroder Securities in recognition of research services.

From time to time, the Portfolio may purchase securities of a broker or dealer through which its regularly engages in securities transactions. During the fiscal year ended October 31, 1996, the purchased securities of Global Securities, one of its regular broker-dealers. Such securities had a value of $110,979 as of the end of the Fund's fiscal year.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

The net asset value per share of the Fund is determined as of 4:00 p.m. (Eastern time) each day the New York Stock Exchange (the "Exchange") is open. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Schroder Core Board has established procedures for the valuation of the Portfolio's securities: (i) equity securities listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange are valued at their latest sale prices on such exchange that day prior to the time when assets are valued; in the absence of sales that day, such securities are valued at the mid-market prices (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Fund's investment adviser); (ii) unlisted equity securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation; (iii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Schroder Core Board's procedures; (iv) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (v) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

When an option is written, an amount equal to the premium received by the Portfolio is recorded in the books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option. Options are valued at their mid-market prices in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts and related options are stated at market value.

REDEMPTIONS IN-KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, shareholders may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of portfolio securities could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the investment portfolio of the

Portfolio. It is the Portfolio's policy, however, to redeem Interests solely in cash up to the greater of $5,000,000 or 5% of net assets during any 90-day period. This policy may involve the sale of certain portfolio securities before the time SCMI might otherwise deem appropriate and, therefore, may negatively impact the Portfolio's investment portfolio.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (i) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (ii) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on a Trust-wide) basis.

The Fund qualified for its last fiscal year as a regulated investment company under Subchapter M of the Code and intends to so qualify each year so long as such qualification is in the best interests of its shareholders. To do so, the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to federal income tax on its investment company taxable income and "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (ii) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (iii) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income (including net realized short-term capital gain) are taxable to shareholders as ordinary income. Generally, it is not expected that such distributions will be eligible for the dividends received deduction available to corporations. However, if the Fund acquires at least 10% of the stock of a foreign corporation that has U.S. source income, a portion of the Fund's ordinary income dividends attributable to such income may be eligible for such deduction, if certain requirements are met.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time Fund shares have been held by a shareholder and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital-gain distributions have been paid will, to the extent of such capital-gain distributions, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distribution or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution.
The price of shares purchased at that time includes the amount of the forthcoming distribution, which will be returned to the investor in the form of a taxable distribution.

Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

Ordinary income dividends paid by the Fund to shareholders who are nonresident aliens is subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Dividends and interest received (and, in certain circumstances, realized capital gain) by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income; treat such proportionate share as taxes paid by them; and, subject to certain limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

Due to investment laws in certain emerging market countries, it is anticipated that the Fund's investments in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. The Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of distributions from such company and on gain from the disposition of such shares (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders.

The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs.

The Fund may write, purchase or sell options or futures contracts. Unless the Fund is eligible to, and does, make a special election, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year (I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless such special election is made, gain or loss from transactions in options and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options and futures contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

One of the requirements for qualification as a regulated investment company is that less than 30% of the Fund's gross income may be derived from gain from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

In general, gain from "foreign currencies" and from foreign currency options, foreign currency futures contracts and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures contracts or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Fund.

Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gain or loss from certain forward contracts not traded in the interbank market, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gain or loss will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if the Code Section 988 loss exceeds other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the loss was realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his or her Fund shares.

The Trust is required to report to the Internal Revenue Service ("IRS") all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if: (i) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number; (ii) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (iii) when required to do so, the shareholder fails to certify that it is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, foreign, state and local taxation.

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable the Trust Board to establish a series of separately managed investment series, each having a different investment objective and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed to its present name. The Trust is registered as an open-end management investment company under the 1940 Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series.
The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has authorized an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so is borne by the Trust. The Trust currently consists of five separate series, each of which has a separate investment objective and policies, and two classes, Investor Shares and Advisor Shares, in each series.

Shares of the Fund are fully paid and nonassessable and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each series vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the series to which they pertain, but all series vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular series or class are not entitled to vote on any matters as to which such series is not affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies. Similarly, the selection of independent accountants and renewal of investment advisory agreements for future years will be performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new independent accountants if the employment of the Trust's independent accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, the Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Trust Board is required, if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of: (i) shares of the Trust having a total net asset value of at least $25,000; or (ii) 1% of the outstanding shares of the Trust, to help such holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider Trustee removal.

PRINCIPAL SHAREHOLDERS

As of February 24, 1997, the following persons owned of record or beneficially 5% or more of the Fund's shares:

SHAREHOLDER                             SHARE BALANCE      PERCENT OF FUND
-----------                             -------------      ---------------
INVESTOR SHARES

The Robert Wood Johnson Foundation     4,917,050.504           30.17%
P.O. Box 2316
College Road at Route One
Princeton, NJ 08543

University of Chicago                  3,388,253.056           20.79%
450 North Cityfront Plaza Drive
Chicago, IL 60611

GOOSS & CO                             1,116,866.431            6.85%
c/o Chase Manhattan Bank
1211 6th Ave, 35th Floor
New York, NY 10036

Saxon & Co                             1,604,506.853            6.53%
PO Box 7780-1888
Philadelphia, PA 19182

Northwest Area Foundation                822,372.923            5.05%
E-12-01 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1373

ADVISOR SHARES

Montgomery Securities                  1,116,871.724          100.00%
600 Montgomery St., 4th Floor
San Francisco, CA 94111

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a class of the Fund over periods of 1, 5 and 10 years (since commencement of operations), calculated pursuant to the following formula:

                           n
                   P (1+T)  = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Fund and any class expenses (net of certain reimbursed expenses) on an annual basis and will assume that all dividends and distributions are reinvested in shares of the same class when paid.

For the one-year and since inception periods ended October 31, 1996, the average annual total return of the Fund's Investor Shares was 4.22% and 6.66%, respectively. For the same periods, no Advisor Shares were issued.

Quotations of cumulative total return will reflect only the performance of a hypothetical investment in a class of the Fund during the particular time period shown. Cumulative total returns vary based on changes in market conditions and the level of the Fund's and any applicable class expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating cumulative total return to current or prospective investors, these figures may also be compared with the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of a class of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees have the effect of reducing the average annual or cumulative total returns for those investors.

CUSTODIAN

The Chase Manhattan Bank, N.A., through its Global Custody Division located in London, England, acts as custodian of the Portfolio's assets but plays no role in making decisions as to the purchase or sale of portfolio securities for the Portfolio. Pursuant to rules adopted under the 1940 Act, the Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Core Trust Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

FFC, Portland, Maine, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

Jacobs Persinger & Parker, 77 Water Street, New York, New York 10005, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Fund.

INDEPENDENT ACCOUNTANT

Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.
Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Investments, notes thereto, and Financial Highlights of the Fund for the period from commencement of operations through October 31, 1995 and fiscal 1996 and the Report of Independent Accountants thereon (included in the Annual Report to shareholders), which are delivered along with this SAI, are incorporated herein by reference.

APPENDI


                        RATINGS OF CORPORATE DEBT INSTRUMENTS


                              MOODY'S INVESTORS SERVICE


                            FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                               COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to municipal commercial paper as well as taxable commercial paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


                                  STANDARD & POOR'S

                            FIXED-INCOME SECURITY RATINGS

An S&P's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by S&P's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (i) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation; and (iii) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities ated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                               COMMERCIAL PAPER RATINGS


S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                   COUNTRIES EXCLUDED FRO EMERGING MARKET CATEGORY

                        Australia           Japan
                        Austria             Malaysia
                        Belgium             Netherlands
                        Canada              New Zealand
                        Denmark             Norway
                        Finland             Singapore
                        France              Spain
                        Germany             Sweden
                        Hong Kong           Switzerland
                        Ireland             United Kingdom
                        Italy               USA

                              SCHRODER U.S. EQUITY FUND


                         STATEMENT OF ADDITIONAL INFORMATION
                       MARCH 1, 1997, AS AMENDED APRIL 15, 1997

--------------------------------------------------------------------------------

                                        [MAP]

INVESTMENT ADVISER AND ADMINISTRATOR
Schroder Capital Management International Inc. ("SCMI")

DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:     (207) 879-8903
ACCOUNT INFORMATION:     (800) 344-8332
FAX:                     (207) 879-6206


Investor Shares of Schroder U.S. Equity Fund (the "Fund") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Advisor Shares of the Fund also are offered for sale at net asset value to individual investors, in most cases through Service Organizations (as defined herein). Advisor Shares incur more expenses than Investor Shares.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current Prospectus dated March 1, 1997, as amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers listed above.

     TABLE OF CONTENTS

         INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . . . . 3
         INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . 3
         Convertible Securities. . . . . . . . . . . . . . . . . . . . . 3
         Temporary Defensive and Operating Investments . . . . . . . . . 4
         U.S. Government Securities. . . . . . . . . . . . . . . . . . . 4
         Illiquid and Restricted Securities. . . . . . . . . . . . . . . 5
         Leverage. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
         Loans of Portfolio Securities . . . . . . . . . . . . . . . . . 5
         INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . 6
         MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Officers and Trustees . . . . . . . . . . . . . . . . . . . . . 7
         Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . 9
         Subadministrator. . . . . . . . . . . . . . . . . . . . . . . .10
         Distribution of Fund Shares . . . . . . . . . . . . . . . . . .10
         Service Organizations . . . . . . . . . . . . . . . . . . . . .11
         Portfolio Accounting. . . . . . . . . . . . . . . . . . . . . .12
         Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . .12
         PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . .13
         Investment Decisions. . . . . . . . . . . . . . . . . . . . . .13
         Brokerage and Research Services . . . . . . . . . . . . . . . .13
         ADDITIONAL PURCHASE AND
              REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .15
         Determination of Net Asset Value per Share. . . . . . . . . . .15
         Redemption In-Kind. . . . . . . . . . . . . . . . . . . . . . .15
         TAXATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .15
         OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . .17
         Organization. . . . . . . . . . . . . . . . . . . . . . . . . .17
         Capitalization and Voting . . . . . . . . . . . . . . . . . . .17
         Principal Shareholders. . . . . . . . . . . . . . . . . . . . .18
         Performance Information . . . . . . . . . . . . . . . . . . . .18
         Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . .19
         Transfer Agent and Dividend Disbursing Agent. . . . . . . . . .19
         Legal Counsel . . . . . . . . . . . . . . . . . . . . . . . . .19
         Independent Accountant. . . . . . . . . . . . . . . . . . . . .19
         Registration Statement. . . . . . . . . . . . . . . . . . . . .19
         FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . .20
         APPENDIX. . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

INTRODUCION

Schroder U.S. Equity Fund is a diversified, separately managed series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company currently consisting of five separate series, each of which has a different investment objective and policies.

The Fund's investment objective is to seek growth of capital. There is no assurance that this objective will be achieved. The Fund invests at least 65% of its total assets, and normally expect to invest substantially all its assets, in common stocks, and securities convertible into common stock, of U.S. issuers. The Fund also may invest in warrants or other rights to purchase common stock, and to a lesser extent in non-convertible preferred stock and debt securities.

INVESTMENT POLICIES

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques identified in "Investment Objective" and "Investment Policies" in the Prospectus. The following information supplements the discussion in those sections by providing additional information or elaborating upon the discussion there.

The Fund is a "diversified" portfolio and, as such, at least 75% of its total assets must be represented by cash and cash items, Government securities and securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the voting securities of such issuer. The classification of the Fund as diversified under the Investment Company Act of 1940 (the "1940 Act") cannot be changed without the majority approval of the Fund's shareholders. As used in this SAI, "majority approval of the Fund's shareholders" means approval of the lesser of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund.

The investment objective of the Fund set forth in the Prospectus is a fundamental policy of the Fund, meaning that it cannot be changed without majority approval of the Fund's shareholders. A non-fundamental policy could be changed by the Trust's Board of Trustees (the "Trust Board") without such prior shareholder approval. Unless otherwise indicated, all of the investment policies of the Fund described below are also fundamental policies.

The Fund generally purchases securities that are believed to have potential for capital appreciation. Securities, however, are disposed of in situations where the Fund's investment adviser believes that such potential is no longer feasible or the risk of decline in market price is too great. Pursuant to this policy, the Fund has invested, and normally will invest, substantially all its assets in common stocks and securities convertible into common stock. The Fund also may invest in other securities with common stock purchase warrants attached or in such warrants or other rights to purchase common stock. The Fund also may invest to a limited degree in non-convertible preferred and debt securities. Such investments might be made at such times as in the opinion of management substantially greater yields could be earned on such securities of investment grade than on U.S. Government securities and bank certificates of deposit. As a non-fundamental policy, the Fund will not invest more than 15% of its total assets in such non-convertible preferred and debt securities.

CONVERTIBLE SECURITIES

The Fund may invest in convertible preferred stocks and convertible debt securities ("convertible securities"). A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, carry less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

TEMPORARY DEFENSIVE AND OPERATING INVESTMENTS

For temporary defensive purposes, the Fund may invest all or any portion of its assets in investment-grade corporate bonds or debentures (meaning for these purposes bonds or debentures rated "A" or better by Standard & Poor's ("S&P") or the equivalent thereof), preferred stock, U.S. Government securities or bank certificates of deposit. (According to S&P, bonds rated "A" have a strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.) The conditions under which the Fund may so invest for temporary defensive purposes will be at times when in the opinion of the investment adviser, the market appears relatively fully priced or uncertain economic conditions indicate the advisability of assuming such a temporary defensive position.

As an operating, non-fundamental policy, the Fund also may invest temporarily in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions or other Fund obligations. Such securities might include U.S. Government securities, commercial paper, bank certificates of deposit, time deposits and bankers acceptances, and repurchase agreements collateralized by such securities. The Fund will limit its total investment at any time in these securities for this operating purpose to not more than 25% of its total assets.

Certain of the securities in which the Fund may invest for either of the foregoing temporary purposes are more fully described as follows:

U.S. GOVERNMENT SECURITIES

The Fund may invest in securities issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises) that have remaining maturities not exceeding one year. Agencies, instrumentalities and government-sponsored enterprises that issue or guarantee debt securities have been established or sponsored by the U.S. Government and include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies, instrumentalities or government-sponsored enterprises referred to above are backed by the full faith and credit of the U.S. Government. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

BANK OBLIGATIONS. These securities consist of certificates of deposit and bankers' acceptances issued by U.S. banks having total assets at the time of purchase in excess of $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. The foregoing limitation as to banks in whose obligations the Fund may invest is a non-fundamental policy of the Fund. The Fund also may invest in time deposits issued by a bank in exchange for the deposit of funds. Similar to a certificate of deposit, a time deposit earns a specified rate of interest over a definite time period; however, it cannot be traded in the secondary market.

COMMERCIAL PAPER. These instruments are short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund for temporary purposes consists of direct obligations of domestic issuers that, at the time of investment, are rated "P-1" by Moody's Investor Services ("Moody's") or "A-1" by S&P, or securities, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P.
The rating "P-1" is the highest commercial paper rating assigned by Moody's, and the rating "A-1" is the highest commercial paper rating assigned by S&P. Such limitations with respect to commercial paper constitute a non-fundamental policy of the Fund.

REPURCHASE AGREEMENTS. The Fund may invest in securities subject to repurchase agreements that mature or may be terminated by notice in seven days or less (normally one day) with member banks of the Federal Reserve System or certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers or their affiliates. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase such security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on the underlying security. The value of the underlying collateral is monitored by the Fund's investment adviser at all times during the term of the repurchase agreement to insure that the value of the collateral always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying collateral and may incur costs and experience time delays in connection with the disposition of such collateral. To evaluate potential risks, the investment adviser reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements. The foregoing policy with respect to repurchase agreements is a non-fundamental policy of the Fund.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which the Fund may invest in "restricted securities." In connection with the Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

LEVERAGE

The Fund is authorized to borrow money from a bank on its promissory note or other evidence of indebtedness. Monies borrowed would be invested and any appreciation thereon, to the extent it exceeded interest paid on the loan, would cause the net assets value of Fund shares to rise faster than it would otherwise. If, however, the investment performance of additional monies failed to cover the Fund's interest charges, the net asset value would decrease faster than would otherwise be the case. This is the speculative feature known as "leverage". Any such borrowing: (i) would not exceed one-third of the value of the Fund's total assets after borrowing; (ii) if at any time it exceeded such one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce its borrowings to the limitation; and (iii) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with such limitations, the Fund might be required to dispose of certain assets when it might be disadvantageous to do so. Any such borrowings would be subject to Federal Reserve Board regulations. The Fund has not borrowed money for investment or any other purpose during the last ten years and, as a non-fundamental policy, will not borrow for investment in the future.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (i) on each business day, at least equal the market value of the loaned securities; and (ii) consist of cash, bank letters of credit, U.S. Government securities, other cash equivalents or liquid equity securities in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities (less any finders' or administrative fees the Fund pays in arranging the loan). The Fund may share the interest it receives on the collateral securities with the borrower if it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust Board. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or SCMI. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust Board.

INVESTMENT RESTRICTIONS

The following investment restrictions are in addition to those described under "The Fund -- Investment Restrictions" in the Prospectus. These restrictions, which are fundamental policies (except as set forth), provide that the Fund:

    1. Will not issue senior securities except that it may borrow money from a bank on its promissory Fund's total assets after the borrowing; (ii) if at any time it exceeded such one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce its borrowings to the limitation; and (iii) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with such limitations, the Fund might be required to dispose of certain assets when it might be disadvantageous to do so. Any such borrowings would be subject to Federal Reserve Board regulations. (As a non-fundamental policy, the Fund will not borrow for investment purposes.)

    2. Will not effect short sales, purchase any security on margin or write or purchase put and call options.

    3. Will not acquire more than 10% of the voting securities of any one issuer.

    4. Will not invest 25% or more of the value of its total assets in any one industry.

    5. Will not engage in the purchase and sale of illiquid interests in real estate, including illiquid interests in real estate investment trusts.

    6. Will not engage in the purchase and sale of commodities or commodity contracts.

    7. Will not invest in companies for the purpose of exercising control or management.

    8. Will not underwrite securities of other issuers, except that the Fund may acquire portfolio securities, not in excess of 10% of the value of its total assets, under circumstances where if sold it might be deemed to be an underwriter for the purposes of the Securities Act of 1933.

    9. Will not make loans to other persons except that it may purchase evidences of indebtedness of a type distributed privately to financial institutions but not in excess of 10% of the value of its total assets.

    10. Will not acquire securities described in 8 and 9 above which in the aggregate exceed 10% of the value of the Fund's total assets.

    11.  Will not invest in other investment companies.

As non-fundamental policies, the Fund: (i) will not invest more than 10% of its total assets in illiquid securities, including securities described in items 8 and 9 above and repurchase agreements maturing more than seven days; and (ii) will not engage in writing, buying or selling of stock index futures, options on stock index futures, financial futures contracts or options thereon.

MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI.

PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

RALPH E. HANSMANN (Honorary), 40 Wall Street, New York, New York - Honorary Trustee of the Trust - Private investor; Director, First Eagle Fund of America, Inc.; Director, Verde Exploration, Ltd.; Trustee Emeritus, Institute for Advanced Study; Trustee and Treasurer, New York Public Library; Life Trustee, Hamilton College.

JOHN I. HOWELL, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON (b) (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

CATHERINE S. WOOLEDGE, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

BARBARA GOTTLIEB (c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

ROBERT JACKOWITZ (b) (c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

JOHN Y. KEFFER, Two Portland Square, Portland, Maine - Vice President of the Trust. President of FFC, the Fund's transfer and dividend disbursing agent and fund accountant and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

JANE P. LUCAS (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

THOMAS G. SHEEHAN, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO (b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ALEXANDRA POE, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

MARY KUNKEMUELLER, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a) Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.
(c) Schroder Capital Management, Inc. ("SCM") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Trust Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the fiscal year ended October 31, 1996.

Name of Trustee     Aggregate          Pension or   Estimated Annual                Total
                 Compensation          Retirement       Benefits Upon        Compensation
                   From Trust    Benefits Accrued          Retirement      From Trust And
                                 As Part of Trust                            Fund Complex
                                         Expenses                        Paid To Trustees
------------------------------------------------------------------------------------------
Mr. Guernsey           $1,750                  $0                  $0              $1,750
Mr. Hansmann            1,375                   0                   0               1,375
Mr. Howell              1,750                   0                   0               1,750
Mr. Michalis            1,750                   0                   0               1,750
Mr. Schwab              3,000                   0                   0               3,000
Mr. Smith                   0                   0                   0                   0


As of February 15, 1997, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

While the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom, and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S. or to realize U.S. civil judgments against them. Civil remedies and criminal penalties under U.S. federal securities laws may be unenforceable in the United Kingdom. Extradition treaties now in effect between the U.S. and the United Kingdom might not subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Fund under an Investment Advisory Agreement between the Trust and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world wide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion as of December 31, 1996.

Under the Investment Advisory Agreement, SCMI manages the investment and reinvestment of the Fund's assets and continuously reviews, supervises and administers its investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Fund's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. SCMI also furnishes to the Trust Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Fund.

Under the terms of the Investment Advisory Agreement, SCMI is required to manage the Fund's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material inside information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement continues in effect provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust Board; and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Fund on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to the Trust, and it terminates automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Fund, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of duties or by reason of reckless disregard of any obligations and duties under the Investment Advisory Agreement.

Under the terms of the Investment Advisory Agreement, SCMI is entitled to receive a fee for its services, computed daily and payable monthly, at the annual rate of 0.75% of the first $100 million of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100 million. It is the Trust's understanding that although other mutual funds pay investment advisory fees at annual rates of 0.75% or more of their average net assets (or a portion thereof), the majority of other mutual funds, regardless of size, pay advisory fees at rates lower than 0.75% of any portion of their average net assets. For the fiscal years ended October 31, 1994, 1995 and 1996, SCMI was paid advisory fees by the Fund an aggregate of $144,539, $140,988 and $135,128 (after waivers of $4,355), respectively.

SUBADMINISTRATOR

On behalf of the Fund, the Trust has entered into a Subadministration Agreement with Forum. Under the Subadministration Agreement, Forum provides certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI pursuant to the Investment Advisory Agreement, including among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions; and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Fund.

Under the Subadministration Agreement, Forum is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets. The Trust, SCMI and Schroder Advisors formerly had entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("FFSI") that had substantially similar terms and provisions in all material respects to the current Subadministration Agreement except as to the circumstances under which the fees were paid. Specifically, payment for FFSI's services was made by SCMI and was not a separate expense of the Fund. For the fiscal year ended October 31, 1996, Forum was paid $18,598 for subadministration services.

DISTRIBUTION OF FUND SHARES

Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Fund shares pursuant a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses of printing and distribution to prospective investors of prospectuses and other sales materials and advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

Under a Distribution Plan (the "Plan") adopted by the Fund with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for: (i) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail;
(ii) costs of printing prospectuses and other materials to be given or sent to prospective investors; (iii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (iv) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. . The maximum annual amount currently payable under the Plan is 0.25%, but no payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. The Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50%) per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust Board, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund.

SERVICE ORGANIZATIONS

The Fund may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services to the Fund. The Fund may pay fees (which vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include: (i) providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; (ii) assisting in processing purchase and redemption transactions;
(iii) arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; (iv) verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; (v) providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; (vi) furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; (vii) transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and (viii) such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of institutional investors and, in any event, will make no such payments until the Trust Board specifically so authorizes.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization would agree to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

FFC, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time by the Trust Board upon 60 days' written notice to FFC or by FFC upon 60 days' written notice to the Trust.

Under its agreement, FFC prepares and maintains books and records of the Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital-gain distributions, and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FFC is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of the Fund above one. FFC is entitled to an additional $24,000 per year with respect to global and international funds. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market funds and funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, or funds that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless FFC and, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid fund accounting fees of $31,596, $38,000 and $36,000, respectively.

FEES AND EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of SCMI are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Decisions with respect to allocation of portfolio brokerage are made by the Trust's President, a Vice President or Treasurer.

The Investment Advisory Agreement authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers and dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Fund the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it may deem relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions.

It is the Fund's policy, consistent with the best execution, to secure the highest possible price on sales and the lowest possible price on purchases of securities. Transactions on U.S. stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those circumstances where in the opinion of the Trust's officers better prices and executions are available elsewhere. Portfolio transactions are frequently placed with broker-dealers who provide SCMI with research and statistical assistance. The assistance may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio valuations and similar services.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for each, include such items as general economic and security market review, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The investment advisory fee paid by the Fund is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the 1934 Act, SCMI may cause the Fund to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the Act) an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commission paid by the Fund toward payment of Fund expenses, such as custodian fees.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Subject to the general policies of the Fund regarding allocation of portfolio brokerage as set forth above, the Trust Board has authorized the Fund to employ Schroder Wertheim & Company, Incorporated ("Schroder Wertheim"), an affiliate of SCMI, to effect securities transactions of the Fund, on the New York Stock Exchange only, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a national securities exchange paid by a registered investment company to a broker which is an affiliated person of such investment company or an affiliated person of another person so affiliated not exceed the usual and customary broker's commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Wertheim will in the judgment of the officers of the Trust responsible for making portfolio decisions and selecting brokers, be: (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim on comparable transactions for its most favored unaffiliated customers; and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Wertheim by the Fund satisfy the foregoing standards. The Trust Board will review all transactions at least quarterly for compliance with these procedures.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim and will not direct brokerage to Schroder Wertheim in recognition of research services.

It is further a policy of the Fund that all such transactions effected for the Fund by Schroder Wertheim on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Wertheim actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Wertheim will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder Wertheim pays a portion of the brokerage commissions it receives from the Fund to the brokers executing the Fund transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), the Trust Board has entered into an agreement with Schroder Wertheim permitting it to retain a portion of the brokerage commissions paid to it by the Fund. This agreement has been approved by the Trust Board, including a majority of the non-interested Trustees.

During the fiscal years ended October 31, 1994, 1995 and 1996 the total brokerage commissions paid by the Fund on portfolio transactions were $23,579, $31,381 and $31,868 respectively. These amounts do not include any spreads or concessions on principal transactions on a net trade basis. Substantially all of such commissions were paid to firms which provided SCMI with research and statistical assistance. No commissions were paid to Schroder Wertheim during any of the fiscal years ended October 31, 1994, 1995 and 1996.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

The net asset value per share of the Fund is calculated as of 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading (which excludes the following national business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

Portfolio securities listed on the New York Stock Exchange are valued on the basis of the last sale on that date on the basis of information obtained from authoritative sources at the end of the business day. Lacking any sales, they are valued at the average of the closing bid and asked prices. Securities not listed on such exchange are valued by the use of quotations on any other national stock exchange on which the securities are listed, or if unlisted, published quotations in common use and/or quotations from a market maker or makers in the security, in each case on the basis of information obtained from authoritative sources, or if securities for which no quotations are available, including restricted securities, by such other method as the Trust Board, in good faith, shall deem to reflect their fair value. If securities are listed on more than one national stock exchange (other than the New York Stock Exchange), they are valued on the basis of quotations on the national stock exchange in which the primary market for the securities exists.

REDEMPTION IN-KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, shareholders may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the investment portfolio of the Fund.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (i) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (ii) the amounts of investment income and capital gain earned will be determined on a series-by-series (rather than on a Trust-wide) basis.

The Fund qualified for its last fiscal year as a regulated investment company under Subchapter M of the Code and intends to so qualify each year so long as such qualification is in the best interests of its shareholders. To do so, the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to federal income tax on its investment company taxable income and "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (ii) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (iii) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income (including net realized short-term capital gain) are taxable to shareholders as ordinary income. Generally, dividends of investment income (but not capital gain) from the Fund will qualify for the federal 70% dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held by said shareholders for more than 45 days. If securities held by the Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time Fund shares have been held by a shareholder and are not eligible for the dividends-received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital-gain distributions have been paid will, to the extent of such capital-gain distributions, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution, which will be returned to the investor in the form of a taxable distribution.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

Ordinary income dividends paid by the Fund to shareholders who are nonresident aliens is subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

The Trust is required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if:
(i) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number;
(ii) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (iii) when required to do so, the shareholder fails to certify that it is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable the Trust Board to establish a series of separately managed investment portfolios, each having a different investment objective and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed to its present name. The Trust is registered as an open-end management investment company under the 1940 Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series.
The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has authorized an unlimited number of authorized shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so is borne by the Trust. The Trust currently consists of five separate series, each of which has separate investment objectives and policies, and two classes, Investor Shares and Advisor Shares, in each series.

The shares of the Fund are fully paid and nonassessable and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each series vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the series to which they pertain, but all series vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular series or class would not be entitled to vote on any matters as to which such series or class were not affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of independent accountants and renewal of investment advisory agreements for future years will be performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new independent accountants if the employment of the Trust's independent accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Trust Board is required to provide certain assistance if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of: (i) shares of the Trust having a total net asset value of at least $25,000; or (ii) 1% of the outstanding shares of the Trust, for the purpose of enabling such holders to communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider such removal.

PRINCIPAL SHAREHOLDERS

As of February 24, 1997, the following persons owned of record or beneficially 5% or more of the Fund's shares:

SHAREHOLDER                             SHARE BALANCE      PERCENT OF FUND
-----------                             -------------      ---------------
Gracechurch Co.                          191,211.439           11.22%
75 Wall Street
New York, NY 10265

Schroder Nominees Limited                152,044.768            8.93%
120 Cheapside
London EC2V 6DS England

Wendel & Co.                             110,983.024            6.52%
c/o The Bank of New York
Wall Street Station
New York, NY 10268

Fox & Co.                                101,539.373            5.96%
P.O. Box 976
New York, NY 10268

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of total return data in advertisements, sales literature or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, calculated pursuant to the following formula:

                           n
                   P (1+T)  = ERV

(Where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.) All total return figures will reflect the deduction of Fund expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

For the one year, five year and ten year periods ended October 31, 1995, the average annual total returns of the Fund were 17.68%, 17.50% and 13.09%, respectively.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of future performance.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

CUSTODIAN

All securities and cash of the Fund are held by The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

FFC, Portland, Maine, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

Jacobs Persinger & Parker, 77 Water Street, New York, New York 10005, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Fund.

INDEPENDENT ACCOUNTANT

Coopers & Lybrand L.L.P. serves as independent accountants for the Fund. Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Investments, notes thereto, and Financial Highlights of the Fund for the fiscal year ended October 31, 1996 and the Report of Independent Accountants thereon (included in the Annual Report to shareholders), which are delivered along with this SAI, are incorporated herein by reference.

                                       APPENDIX


                        RATINGS OF CORPORATE DEBT INSTRUMENTS


                              MOODY'S INVESTORS SERVICE


                            FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                               COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to municipal commercial paper as well as taxable commercial paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


                                  STANDARD & POOR'S

                            FIXED-INCOME SECURITY RATINGS

A S&P fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

                               COMMERCIAL PAPER RATINGS


S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

A-1 Indicates that the degree of safety regarding timely payment is very strong.

A-2 Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           SCHRODER INTERNATIONAL FUND


                      STATEMENT OF ADDITIONAL INFORMATION
                    MARCH 1, 1997, AS AMENDED APRIL 15, 1997

--------------------------------------------------------------------------------


                                      [MAP]


INVESTMENT ADVISER
Schroder Capital Management International Inc. ("SCMI")

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:                      (207) 879-8903
ACCOUNT INFORMATION:                      (800) 344-8332
FAX:                                      (207) 879-6206



Investor Shares of Schroder International Fund ("the Fund") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Advisor Shares of the Fund also are offered for sale at net asset value to individual investors, in most cases through Service Organizations (as defined herein). Advisor Shares are offered at lower investment minimums but incur more expenses than Investor Shares.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current Prospectus dated March 1, 1997, as amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers listed above.

     TABLE OF CONTENTS

          INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . .    3
          INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . .    3
          Foreign Securities . . . . . . . . . . . . . . . . . . . .    3
          Depository Receipts. . . . . . . . . . . . . . . . . . . .    4
          Forward Foreign Currency Exchange Contracts. . . . . . . .    4
          U.S. Government Securities . . . . . . . . . . . . . . . .    4
          Bank Obligations . . . . . . . . . . . . . . . . . . . . .    4
          Short-Term Debt Securities . . . . . . . . . . . . . . . .    5
          Repurchase Agreements. . . . . . . . . . . . . . . . . . .    5
          INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . .    5
          MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . .    6
          Officers and Trustees. . . . . . . . . . . . . . . . . . .    6
          Investment Adviser . . . . . . . . . . . . . . . . . . . .    9
          Administrative Services. . . . . . . . . . . . . . . . . .   10
          Distribution of Fund Shares. . . . . . . . . . . . . . . .   11
          Service Organizations. . . . . . . . . . . . . . . . . . .   12
          Portfolio Accounting . . . . . . . . . . . . . . . . . . .   12
          Fees and Expenses. . . . . . . . . . . . . . . . . . . . .   13
          PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . .   13
          Investment Decisions . . . . . . . . . . . . . . . . . . .   13
          Brokerage and Research Services. . . . . . . . . . . . . .   14
          ADDITIONAL PURCHASE AND
            REDEMPTION INFORMATION . . . . . . . . . . . . . . . . .   15
          Determination of Net Asset Value per Share . . . . . . . .   15
          Redemption In-Kind . . . . . . . . . . . . . . . . . . . .   16
          TAXATION . . . . . . . . . . . . . . . . . . . . . . . . .   16
          OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . .   18
          Organization . . . . . . . . . . . . . . . . . . . . . . .   18
          Capitalization and Voting. . . . . . . . . . . . . . . . .   19
          Principal Shareholders . . . . . . . . . . . . . . . . . .   20
          Performance Information. . . . . . . . . . . . . . . . . .   20
          Custodian. . . . . . . . . . . . . . . . . . . . . . . . .   21
          Transfer Agent and Dividend Disbursing Agent . . . . . . .   21
          Legal Counsel. . . . . . . . . . . . . . . . . . . . . . .   21
          Independent Accountants. . . . . . . . . . . . . . . . . .   21
          Registration Statement . . . . . . . . . . . . . . . . . .   21
          FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . .   21
          APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . .  A-1

INTRODUCTION

Schroder International Fund (the "Fund") is a diversified, separately managed series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company currently consisting of five separate series, each of which has a different investment objective and policies.

The Fund's investment objective is long-term capital appreciation through investment in securities markets outside the U.S. Investments in foreign securities involve certain risks not associated with domestic investing, and there can be no assurance that the Fund's objective will be achieved. The Fund currently seeks to achieve its investment objective by holding, as its only investment securities, the securities of International Equity Fund (the "Portfolio"), a separate series of Schroder Capital Funds ("Schroder Core"). Since the Fund has the same investment objective and substantially similar policies as the Portfolio and currently invests all of its assets in the Portfolio, investment policies are discussed with respect to the Portfolio only.

INVESTMENT POLICIES

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques identified in "Investment Objective and Policies" and "Additional Investment Policies and Risk Considerations" in the Prospectus. The following information supplements the "Investment Objectives" and "Investment Policies" sections of the Prospectus. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Since the Fund has the same investment objective and policies as the Portfolio and currently invests all of its assets in the Portfolio, investment policies are discussed with respect to the Portfolio only.

The Portfolio normally invests at least 65% of its total assets in equity securities (including common and preferred stock, convertible securities, depository receipts, and warrants or rights to purchase such equity securities) of companies domiciled outside the U.S. Investments also may be made in debt obligations of foreign governments, corporations and international or supranational organizations (and their agencies or instrumentalities).

For temporary defensive purposes, to accumulate cash for investments, or to meet anticipated redemptions, the Portfolio may invest in (or enter into repurchase agreements with banks and broker dealers with respect to) short-term debt securities, including Treasury bills and other U.S. Government securities, and certificates of deposit, bankers' acceptances and time deposits of U.S. banks. The Portfolio may also hold cash and time deposits in foreign banks, denominated in any foreign or multinational currency.

In anticipation of foreign exchange requirements and to avoid losses due to adverse movements in foreign currency exchange rates, the Portfolio also may enter into forward contracts to purchase and sell foreign currencies.

FOREIGN SECURITIES

Investment in the securities of non-U.S. issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. There may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting and financial reporting practices may differ from U.S. practices. Foreign securities markets may be less active than U.S. markets and trading may be thin: as a result foreign securities prices may be more volatile. SCMI will generally invest only in securities of companies and governments of countries which, in its judgment, are both politically and economically stable. Nevertheless, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on the repatriation of foreign capital and changes in foreign governmental attitudes toward private investment, possibly leading to nationalization, increased taxation, or confiscation of Portfolio assets.

DEPOSITORY RECEIPTS

Investments in securities of foreign issuers may on occasion be in the form of sponsored or unsponsored American Depository Receipts ("ADRs") or European Depository Receipts ("EDRs"), or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued in the U.S. by a bank or trust company, evidencing ownership of the underlying securities. EDRs are typically issued in Europe under a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To protect or "hedge" against adverse price movements in the securities held in its portfolio and the currencies in which they are denominated (as well as in the securities it might wish to purchase and their denominated currencies), the Portfolio may invest in forward contracts to purchase or sell an agreed-upon amount of a specified currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties) at a price set at the time of the contract. Such contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the currency sold, they expose the Portfolio to the risk that the counterparty is unable to perform and they tend to limit gain that might result from an increase in the value of the currency during the contract period.

U.S. GOVERNMENT SECURITIES

The Portfolio may invest in securities issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises) that have remaining maturities not exceeding one year. Agencies, instrumentalities and government-sponsored enterprises that issue or guarantee debt securities have been established or sponsored by the U.S. Government and include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the U.S. Treasury and the Government National Mortgage Association, none of the obligations of the other agencies, instrumentalities or government-sponsored enterprises referred to above are backed by the full faith and credit of the U.S. Government. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

BANK OBLIGATIONS

The Portfolio may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) whose total assets at the time of purchase exceed $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation. The Portfolio also may hold cash and time deposits denominated in any major currency in foreign banks.

The Portfolio also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Portfolio will invest in instruments issued by foreign banks that, in the view of SCMI and Trustees of Schroder Core, are of comparable credit-worthiness and financial stature to U.S. banks used by the Portfolio.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Similar to a certificate of deposit, a time deposit bears a specified rate of interest over a definite time period; however, it cannot be traded in the secondary markets.

SHORT-TERM DEBT SECURITIES

The Portfolio may invest in commercial paper -- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolio for temporary defensive purposes consists of direct obligations of domestic issuers that at the time of investment are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper ratings assigned by S&P. The Portfolio also may invest in variable rate master demand notes, which are obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payer of such notes. Generally both parties have the right to vary the amount of the outstanding indebtedness on the notes.

REPURCHASE AGREEMENTS

The Portfolio may invest in securities subject to repurchase agreements that mature or may be terminated by notice in seven days or less with U.S. banks or broker-dealers. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI monitors the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If a seller defaults under a repurchase agreement, the Portfolio may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the credit-worthiness of banks and dealers with which the Portfolio enters into repurchase agreements.

INVESTMENT RESTRICTIONS

The following investment restrictions restate or are in addition to those described under "Investment Restrictions" and "Investment Policies" in the Prospectus. Under the following restrictions -- which unless otherwise indicated may not be changed without the approval of the holders of a majority of the Portfolio's outstanding shares -- the Portfolio will not:

     1. Invest more than 5% of its assets in the securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities;

     2.   Purchase more than 10% of the voting securities of any one issuer;

     3. Invest more than 10% of its assets in "illiquid securities" (Securities that cannot be disposed of within seven days at their then current value). For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below:
          (i) "restricted securities", which are securities that cannot be resold to the public without registration under federal securities law; and (ii) securities of issuers (together with all predecessors) having a record of less than three years of continuous operation;

     4. Invest 25% or more of the value of its total assets in any one industry;

     5. Borrow money, except from banks for temporary emergency purposes, and then only in an amount not exceeding 5% of the value of the total assets of the Portfolio;

     6. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of its total assets;

     7.   Purchase securities on margin or sell short;

     8.   Make investments for the purpose of exercising control or management;

     9. Purchase or sell real estate (provided that the Portfolio may invest in securities issued by companies that invest in real estate or interests therein);

     10. Make loans to other persons (provided that for purposes of this restriction, entering into repurchase agreements, acquiring corporate debt securities and investing in U.S. Government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan);

     11. Invest in commodities; commodity contracts other than foreign currency forward contracts; or oil, gas and other mineral resource, lease, or arbitrage transactions.

     12. Write, purchase or sell options, puts, calls, straddles, spreads, or combinations thereof.

     13. Underwrite securities issued by other persons (except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws);

     14. Invest in warrants, valued at the lower of cost or market, to more than 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value;

     15. Purchase more than 3% of the outstanding securities of any closed-end investment company. (Any such purchase of securities issued by a closed-end investment company will otherwise be made in full compliance with Sections 12(d)(1)(a)(i), (ii) and (iii) of the Investment Company Act of 1940 (the "1940 Act").

As a non-fundamental policy, the Portfolio will not invest in restricted securities. This policy does not include restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by SCMI pursuant to guidelines adopted by the Schroder Core Board of Trustees the "Schroder Core Board". Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, these securities may be illiquid.

MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI.

PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

RALPH E. HANSMANN (Honorary), 40 Wall Street, New York, New York - Honorary Trustee of the Trust - Private investor; Director, First Eagle Fund of America, Inc.; Director, Verde Exploration, Ltd.; Trustee Emeritus, Institute for Advanced Study; Trustee and Treasurer, New York Public Library; Life Trustee, Hamilton College.

JOHN I. HOWELL, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON (b) (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

CATHERINE S. WOOLEDGE, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

BARBARA GOTTLIEB (c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

ROBERT JACKOWITZ (b) (c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

JOHN Y. KEFFER, Two Portland Square, Portland, Maine - Vice President of the Trust. President of FFC, the Fund's transfer and dividend disbursing agent and fund accountant and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

JANE P. LUCAS (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

THOMAS G. SHEEHAN, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO (b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ALEXANDRA POE, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

MARY KUNKEMUELLER, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a)  Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.
(c) Schroder Capital Management, Inc. ("SCM") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Board of Trustees (the "Trust Board") attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the fiscal year ended October 31, 1996.

Name of Trustee           Aggregate          Pension or    Estimated Annual               Total
                       Compensation          Retirement       Benefits Upon        Compensation
                         From Trust    Benefits Accrued          Retirement      From Trust And
                                       As Part of Trust                            Fund Complex
                                               Expenses                        Paid To Trustees
-----------------------------------------------------------------------------------------------
Mr. Guernsey                 $1,750                  $0                  $0              $1,750
Mr. Hansmann                  1,375                   0                   0               1,375
Mr. Howell                    1,750                   0                   0               1,750
Mr. Michalis                  1,750                   0                   0               1,750
Mr. Schwab                    3,000                   0                   0               3,000
Mr. Smith                         0                   0                   0                   0

As of February 15, 1997 the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

Although the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S., or to realize U.S. civil judgment against them. Civil remedies and criminal penalties under U.S. federal securities laws may be unenforceable in the United Kingdom Extradition treaties now in effect between the U.S. and the United Kingdom might not subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

SCMI, 787 Seventh Avenue, New York, New York, 10019, serves as investment adviser to the Portfolio under an Investment Advisory Agreement between Schroder Core and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion as of December 31, 1996.

Under the Investment Advisory Agreement, SCMI is responsible for managing the investment and reinvestment of the Portfolio's assets and for continuously reviewing, supervising and administering its investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers it selects. SCMI also furnishes to the Schroder Core Board and the Trust Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio and the Fund.

Under the terms of the Investment Advisory Agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement continues in effect provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by Schroder Core Board; and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the interestholders of the Portfolio on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to Schroder Core Trust, and it terminates automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the

Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Agreement.

For providing advisory services to the Portfolio, SCMI is entitled to a fee of 0.45% of the Fund's average daily net assets. For the fiscal years ended October 31, 1994, 1995 and 1996, SCMI received advisory fees of $1,665,176, $893,082 and $978,697 respectively.

The Fund currently invests all of its assets in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Trust retains SCMI as investment adviser to manage the Fund's assets in the event the Fund so withdraws its investment. The investment advisory agreement between the Trust and SCMI with respect to the Fund is the same in all material respects as the Portfolio's Investment Advisory Agreement (except as to the parties, the fee and the circumstances under which fees will be paid, the jurisdiction whose laws govern the agreement and fees payable thereunder). During a time that the Fund did not have substantially all of its assets invested in the Portfolio or another investment company, for providing investment advisory services under the investment advisory agreement for the Fund, SCMI would be entitled to receive an advisory.fee of 0.50% of its average daily net assets for the first $100 million of the Portfolio's net assets, 0.40% of the next $150 million of average daily assets, and 0.35% of the Portfolio's average daily net assets in excess of $250 million.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. Under the Administration Agreement, Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission (and state securities commissions); and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, if any, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing administrative services Schroder Advisors is entitled to receive a fee from the Fund, payable monthly, at the annual rate of 0.15% of the Fund's average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services SCMI would be entitled to receive a monthly fee from the Fund at the annual rate of 0.20% of the first $100 million of the Fund's average daily net assets, 0.15% of the next $150 million, and 0.125% of the assets in excess of $250 million. The Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

The Trust has entered into a Subadministration Agreement with Forum. Under the Subadministration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. Under the Subadministration Agreement, Forum is entitled to a fee at the annual rate of 0.05% of the average daily net assets. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Trust.

Under administration and subadministration agreements with Schroder Core, Schroder Advisors and Forum provide similar services to the Portfolio for which each is separately entitled to compensation at the annual rate of 0.075% of the average daily net assets of the Portfolio. Accordingly, the fees paid by the Fund and Portfolio to SCMI and Schroder Advisors may equal up to 0.725% of the Fund's average daily net assets. The Portfolio's administration and subadministration agreements are the same in all material respects as the Fund's respective agreements (except as to the parties, the circumstances under which fees will be paid, the fees payable thereunder and the jurisdiction whose laws govern the agreement).

For the fiscal years ended October 31, 1994, 1995 and 1996, Schroder Advisors received administrative fees from the Fund and the Portfolio, as applicable, of $832,588, $446,541, and $647,806 (after waivers of $113,230), respectively. The
Trust formerly had entered into an Administrative Services Contract with Schroder Advisors that had substantially similar terms and provisions in all material respects except as to the fees payable and the circumstances under which the fees were paid. Specifically, Schroder Advisors was entitled to a fee, payable monthly, at the annual rate of 0.25% of the first $100 million of Fund's average daily net assets, 0.20% of the next $150 million, and 0.175% on assets in excess of $250 million. For the period November 1, 1995 to October 31, 1996, the Fund had invested substantially all of its assets in the Portfolio, and, accordingly, Schroder Advisors was entitled to a fee of only 0.20% and obligated to pay a fee to Forum Financial Services, Inc. ("FFSI") at the rate of 0.05% for sub-administration services provided under the agreement described below.

Under the former Sub-Administration Agreement among the Trust, SCMI, Schroder Advisors, and FFSI, which had substantially similar terms and provisions in all material respects to the current Subadministration Agreement for the Fund except as to the fees payable and the circumstances under which the fees were paid, payment for FFSI's services was made by Schroder Advisors and was not a separate expense of the Fund.

Under former administration and subadministration agreements with Schroder Core, Schroder Advisors and FFSI provided similar services to the Portfolio for which Schroder Advisors was entitled to compensation at the annual rate of 0.15% of the average daily net assets of the Portfolio and obligated to pay a fee to FFSI of 0.075% for sub-administration services. The Portfolio's administration and subadministration agreements were the same in all material respects as the Fund's respective agreements (except as to the parties, the circumstances under which fees were paid, the fees payable thereunder and the jurisdiction whose laws govern the agreement).

DISTRIBUTION OF FUND SHARES

Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Fund shares pursuant to a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

Under a Distribution Plan (the "Plan") adopted by the Fund with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for: (i) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail; (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors;
(iii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (iv) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. The maximum annual amount currently payable under the Plan is 0.25%, but no payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. The Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust Board, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund. During the fiscal years ended October 31, 1995 and 1996, the Fund neither accrued nor paid any money under the Plan.

SERVICE ORGANIZATIONS

The Trust may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Fund. The Fund may pay fees (which vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include: (i) providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; (ii) assisting in processing purchase and redemption transactions;
(iii) arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; (iv) verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; (v) providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; (vi) furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; (vii) transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and (viii) such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of institutional investors and, in any event, will make no such payments until the Trust Board specifically so authorizes.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization would agree to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

FFC, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to FFC or by FFC upon 60 days' written notice to the Trust.

Under the Accounting Agreement, FFC prepares and maintains the books and records of the Fund, on behalf of the Trust, that are required to be maintained under the 1940 Act; calculates the net asset value per share of the Fund, calculates dividends and capital gain distributions; and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services to the fund, FFC receives from the Trust a fee of $36,000 per year plus, $12,000 per year for each class of the Fund above one,. FFC is paid an additional $24,000 per year with respect to global and international funds. FFC is also paid an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset backed securities funds, that have more than 100 security positions or funds that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless FFC and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

FFC assumed responsibility for fund accounting on August 15, 1994. Previously, these services were performed by SCMI. For the fiscal years ended October 31, 1994, 1995; and 1996, the Fund and Portfolio paid fund accounting fees of $114,325, $72,000, and $86,000, respectively.

FEES AND EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI, including those expenses it indirectly bears through its investment in the Portfolio. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities, if any, and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and a proportionate amount of the total operating expenses of the Portfolio, including advisory fees paid to SCMI. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of SCMI are made to achieve their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved and a particular security may be bought or sold for certain clients and not bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of transactions. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the Fund will be placed with foreign broker-dealers, certain portfolio transaction costs for the Fund may be higher than fees for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisory Contract authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Fund the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when SCM believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI, considers all factors it deems relevant (including price, size of transaction, the nature of the market for the security, amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealers involved and the quality of service rendered by the broker-dealers in other transactions). For the years ended October 31, 1994, 1995, and 1996, the Fund paid a total of $653,234; $584,429; and $756,181 respectively, in brokerage commissions.

It has for many years been a common practice in the investment advisory business as conducted in certain countries, including the U.S., for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the 1934 Act, SCMI may cause the Fund to pay a broker-dealer which provides with "brokerage and research services" (as defined in the 1934 Act) to SCMI an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Subject to the general policies of the Portfolio regarding allocation of portfolio brokerage as set forth above, the Schroder Core Board has authorized SCMI to employ: (i) Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of the Portfolio on the New York Stock Exchange only; and (ii) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Wertheim or Schroder Securities will in SCMI's judgment be: (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim Schroder Securities on comparable transactions for its most favored unaffiliated customers; and (ii) at least as favorable as those that would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board, including a majority of the Trustees who are not interested persons, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Securities by the Fund satisfy the foregoing standards. The Trust Board will review all transactions at least quarterly for compliance with these procedures.

It is further a policy of the Portfolio that all such transactions effected for the Portfolio by Schroder Wertheim on the New York Stock Exchange be in accordance with Rule 11a2-2(T) under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Wertheim actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Wertheim will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder Wertheim pays a portion of the brokerage commissions it receives from the Portfolio to the brokers executing the Portfolio's transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), Schroder Core has entered into an agreement with Schroder Wertheim permitting it to retain a portion of the brokerage commissions paid to it by the Portfolio. This agreement has been approved by the Schroder Core Board, including a majority of the non-interested Trustees.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Securities and will not direct brokerage to Schroder Securities in recognition of research services. The Fund paid no commissions to Schroder Securities in the Fund's fiscal years ended October 31, 1994, 1995 or 1996. For the fiscal year ended October 31, 1995, the Fund paid $1,829 in brokerage commissions to Schroder, Munchmeyer, Hengst & Co., an affiliate of Schroder Securities Limited, representing 0.003% of the Fund's aggregate brokerage commissions and 0.005% of the Fund's aggregate dollar amount of transactions involving the payment of commissions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

The net asset value per share of the Fund is determined as of 4:00 p.m. (Eastern time) each day the New York Stock Exchange (the "Exchange") is open by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Schroder Core Board has established procedures for the valuation of the Portfolio's securities: (i) equity securities listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange are valued at their latest sale prices on such exchange that day prior to the time when assets are valued; in the absence of sales that day, such securities are valued at the mid-market prices (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Fund's investment adviser); (ii) unlisted equity securities for which over-the-counter market quotations are readily available are valued at the latest available mid-market prices prior to the time of valuation; (iii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Schroder Core Board's procedures; (iv) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (v) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

Puts, calls and Stock Index Futures are valued at the last sales price on the principal exchange on which they are traded, or, if there are no transactions, in accordance with (i) above. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded in the Fund's books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option.

Detailed information pertaining to the purchase of shares of the Fund, redemption of shares and the determination of the net asset value of Fund shares is set forth in the Prospectus under "Investment in the Fund".

REDEMPTION IN-KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may incur brokerage costs in converting the securities to cash. An in-kind distribution of portfolio securities is generally less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of the portfolio securities could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the investment portfolio of the Portfolio.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (i) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (ii) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on a Trust-wide) basis.

The Fund qualified for its last fiscal year as a regulated investment company under Subchapter M of the Code and intends to so qualify each year so long as such qualification is in the best interests of its shareholders. To do so the Fund intends to distribute to shareholders at least 90% of its net investment income (which includes dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. The Fund will therefore not be subject to federal income tax on its net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (ii) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (iii) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gain or loss attributable to fluctuations in foreign exchange rates occur between the time the Fund accrues interest (or other receivable) or accrues expenses (or other liabilities) and the time the Fund actually collects such receivable or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gain or loss on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gain or loss from certain foreign currency transactions and options on certain foreign currency transactions, are generally treated as ordinary gain or loss. These gain or loss, referred to under the Code as "Section 988" gain or loss, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by the Fund may be deemed to be "straddles" for federal income tax purposes. The straddle rules may affect the character of gain (or loss) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules (rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized). Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear.
Hedging transactions may increase the amount of short-term capital gain realized by the Fund that is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gain or loss from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gain or loss from the affected straddle positions.

Because application of the straddle rules may affect the character of gain or loss, defer loss and/or accelerate the recognition of gain or loss from the affected straddle positions, the amount that must be distributed to shareholders (and which will be taxed to shareholders as ordinary income or long-term capital gain) may be different from fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as the Fund may limit the extent to which the Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless is taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution which will be returned to the investor in the form of a taxable distribution.

Upon redemption or sale of shares, a shareholder will realize a taxable gain or which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Fund intends to minimize foreign income and withholding taxes by investing in obligations whose payments will be subject to minimal or no such taxes (insofar as this objective is consistent with the Fund's income objective). However, since the Fund may incur foreign taxes, it intends, (if it is eligible to do so) under Section 853 of the Code to treat each shareholder as having received an additional distribution from the Fund (in the amount indicated in a notice furnished to the shareholder, as the shareholder's pro rata portion of income taxes paid to or withheld by foreign governments with respect to interest, dividends and gain on the Fund's foreign portfolio investments. Shareholders then may take the amount of such foreign taxes paid or withheld as a credit against their federal income tax, subject to certain limitations. Shareholders find it more to their advantage to do so, they may, in the alternative, deduct the foreign tax withheld as an itemized deduction in computing taxable income. Shareholders are referred to their tax advisors regarding to the availability of the foreign tax credit.

The Trust is required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholder). All such distributions and proceeds generally will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if: (i) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number; (ii) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (iii) when required to do so, the shareholder fails to certify that they are not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable the Trust Board to establish a series of separately managed investment series, each having different investment objectives and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the

Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed to its present name. The Trust is registered as an open-end management investment company under the 1940 Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series.
The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so will be borne by the Trust. The Trust currently consists of five separate series, each of which has a separate investment objective and policies, and two classes, Investor Shares and Advisor Shares, in each series.

Shares of the Fund are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held. Shares of each class vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the series to which they pertain, but all classes vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class are not be entitled to vote on any matters as to which such class are not directly affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of accountants and renewal of investment advisory agreements for future years will be performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new accountants if the employment of the Trust's accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, the Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Trust Board is required, if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of: (i) shares of the Trust having a total net asset value of at least $25,000; or (ii) 1% of the outstanding shares of the Trust, to help such holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider Trustee removal.

PRINCIPAL SHAREHOLDERS

As of February 24 1997, the following persons owned (of record or beneficially) 5% or more of the Fund's shares:

SHAREHOLDER                                   SHARE BALANCE      PERCENT OF FUND
-----------                                   -------------      ---------------
Boat & Co                                     1,117,877.976          10.78%
PO Box 14737
St Louis, MO 63718

Union College Pooled Endowment Funds            756,135.770           7.29%
P.O. Box 3199, Church Street Station
New York, NY 10008

MAC & CO                                        962,339.663           9.28%
Mellon Bank, N.A.
MPNF 5044422
P.O. Box 320
Pittsburgh, PA 15230-3198

MAC & CO                                        796,894.162           7.68%
Mellon Bank, N.A.
IWHF5042882
P.O. Box 320
Pittsburgh, PA 15230-3198

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of its average annual total return in advertisement or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, calculated pursuant to the following formula:

                                         n
                                   P(1+T) =ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

For the one year, five year and ten year periods ended October 31, 1996, the average annual total return of the Fund was 2.08%, 8.56% and 12.51%, respectively.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Services Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

CUSTODIAN

The Chase Manhattan Bank, N.A., through its Global Custody Division located in London, England, acts as custodian of the Fund's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund. Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Trust Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Forum Financial Corp., Portland, Maine, serves as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

Jacobs Persinger & Parker, 77 Water Street, New York, New York 10005, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Fund.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.
Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Investments, notes thereto, and Financial Highlights of the Fund for the fiscal year ended October 31, 1996 and the Report of Independent Accountants thereon (included in the Annual Report to shareholders), which are delivered along with this SAI, are incorporated herein by reference.

                                    APPENDIX


                      RATINGS OF CORPORATE DEBT INSTRUMENTS


                            MOODY'S INVESTORS SERVICE


                          FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                            COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to municipal commercial paper as well as taxable commercial paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.


                                STANDARD & POOR'S

                          FIXED-INCOME SECURITY RATINGS

An S&P fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (i) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation; and (iii) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                            COMMERCIAL PAPER RATINGS


S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                      SCHRODER U.S. SMALLER COMPANIES FUND


                      STATEMENT OF ADDITIONAL INFORMATION
                    MARCH 1, 1997, AS AMENDED APRIL 15, 1997


--------------------------------------------------------------------------------

                                      [MAP]


INVESTMENT ADVISER
Schroder Capital Management International Inc. ("SCMI")

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUBADMINISTRATOR
Forum Administrative Services, Limited Liability Company ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:                      (207) 879-8903
ACCOUNT INFORMATION:                      (800) 344-8332
FAX:                                      (207) 879-6206



Investor Shares of Schroder U.S. Smaller Companies Fund (the "Fund") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Advisor Shares of the Fund also are offered for sale at net asset value to individual investors, in most cases through Service Organizations (as defined herein). Advisor Shares incur more expenses than Investor Shares.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current Prospectus dated March 1, 1997, as amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers printed above.

     TABLE OF CONTENTS

          INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . .    3
          INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . .    3
          U.S. Government Securities . . . . . . . . . . . . . . . .    3
          Bank Obligations . . . . . . . . . . . . . . . . . . . . .    3
          Short-Term Debt Securities . . . . . . . . . . . . . . . .    3
          Repurchase Agreements. . . . . . . . . . . . . . . . . . .    4
          High Yield/Junk Bonds  . . . . . . . . . . . . . . . . . .    4
          Illiquid and Restricted Securities . . . . . . . . . . . .    5
          Loans of Portfolio Securities. . . . . . . . . . . . . . .    5
          Covered Calls and Hedging. . . . . . . . . . . . . . . . .    5
          Short Sales Against-the-Box. . . . . . . . . . . . . . . .    9
          INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . .    9
          MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . .   10
          Officers and Trustees. . . . . . . . . . . . . . . . . . .   10
          Investment Adviser . . . . . . . . . . . . . . . . . . . .   12
          Administrative Services. . . . . . . . . . . . . . . . . .   13
          Distribution of Fund Shares. . . . . . . . . . . . . . . .   14
          Service Organizations. . . . . . . . . . . . . . . . . . .   15
          Portfolio Accounting . . . . . . . . . . . . . . . . . . .   16
          Fees and Expenses. . . . . . . . . . . . . . . . . . . . .   16
          PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . .   17
          Investment Decisions . . . . . . . . . . . . . . . . . . .   17
          Brokerage and Research Services. . . . . . . . . . . . . .   17
          ADDITIONAL PURCHASE AND
            REDEMPTION INFORMATION . . . . . . . . . . . . . . . . .   18
          Determination of Net Asset Value Per Share . . . . . . . .   18
          Redemption In-Kind . . . . . . . . . . . . . . . . . . . .   19
          TAXATION . . . . . . . . . . . . . . . . . . . . . . . . .   19
          OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . .   20
          Organization . . . . . . . . . . . . . . . . . . . . . . .   20
          Capitalization and Voting. . . . . . . . . . . . . . . . .   21
          Principal Shareholders . . . . . . . . . . . . . . . . . .   22
          Performance Information. . . . . . . . . . . . . . . . . .   22
          Custodian. . . . . . . . . . . . . . . . . . . . . . . . .   23
          Transfer Agent and Dividend Disbursing Agent . . . . . . .   23
          Legal Counsel. . . . . . . . . . . . . . . . . . . . . . .   23
          Independent Accountants. . . . . . . . . . . . . . . . . .   23
          Registration Statement . . . . . . . . . . . . . . . . . .   23
          FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . .   23
          APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . .  A-1

INTRODUCTION

Schroder U.S. Smaller Companies Fund (the "Fund") is a diversified, separately managed series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company currently consisting of five separate series, each of which has different investment objectives and policies.

The Fund's investment objective is to seek capital appreciations by investing primarily in equity securities of companies domiciled in the U.S. that have market capitalizations, at the time of purchase of $1.5 billion or less. There can be no assurance that the Fund's investment objective will be achieved.


INVESTMENT POLICIES

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques as identified in "Investment Objective" and "Investment Policies" in the Prospectus. The following information supplements the discussion found in those sections by providing additional information or elaborating upon the discussion with respect to certain of those securities and techniques.

U.S. GOVERNMENT SECURITIES

The Fund may invest in obligations issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises) that have remaining maturities not exceeding one year. Agencies, instrumentalities and government-sponsored enterprises that issue or guarantee debt securities have been established or sponsored by the U.S. Government and include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the United States Treasury and the Government National Mortgage Association. There can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

BANK OBLIGATIONS

The Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) whose total assets at the time of purchase in exceed $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Fund may invest in commercial paper -- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund for temporary defensive purposes consists of direct obligations of domestic issuers that at the time of investment are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper rating assigned by S&P.

REPURCHASE AGREEMENTS

The Fund may invest in securities subject to repurchase agreements that mature in seven days or less with U.S. banks or broker- dealers. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If a seller defaults under a repurchase agreement, the Fund may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the credit-worthiness of banks and dealers with which the Fund enters into repurchase agreements.

HIGH YIELD/JUNK BONDS

The Fund may invest up to 5% of its assets in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated lower than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative. Junk bonds may be issued as a consequence of corporate restructurings (such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events) or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980's paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goal, or to obtain additional financing. In addition, the market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's investment adviser.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal laws require the divestiture by federally insured savings and loans associations of their investments in high yield bonds. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield securities, the financial condition of issuers of these securities, and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which the Fund may invest in "restricted securities". In connection with the Fund's original purchase of restricted securities it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (i) on each business day, at least equal the market value of the loaned securities; and (ii) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities.(less any finders' or administrative fees the Fund pays in arranging the loan). The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees (the "Trust Board"). The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or SCMI. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

COVERED CALLS AND HEDGING

As described in the Prospectus, the Fund may write covered calls on up to 100% of its total assets or employ one or more types of Hedging Instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gain in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Stock Index Futures;
(ii) purchase puts on such Futures or securities; or (iii) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Fund will normally purchase and then terminate the hedging position), the Fund may: (i) purchase Stock Index Futures; or
(ii) purchase calls on such Futures or on securities. The Fund's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Fund's activities in the underlying cash market.

WRITING COVERED CALL OPTIONS. The Fund may write (i.e., sell) call options ("calls") if: (i) the calls are listed on a domestic securities or commodities exchange; and (ii) the calls are "covered" (I.E., the Fund owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets.
If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Fund writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Fund if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gain for federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

The Fund may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

PURCHASING CALLS AND PUTS. The Fund may purchase put options ("puts") that relate to: (i) securities it holds; (ii) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio); or (iii) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The fund may purchase calls:
(i) as to securities, broadly-based stock indices or Stock Index Futures; or
(ii) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Fund would not exceed 5% of the Fund's total assets.

When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Fund owns enables the Fund to attempt to protect itself during the put period against a decline below the exercise price in the value of the underlying investment by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or exceeds the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by the Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

STOCK INDEX FUTURES. The Fund may buy and sell futures contracts only if they relate to broadly-based stock indices ("Stock Index Futures"). A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; the futures broker can gain access to that account only under specified conditions. As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments (called variation margin) will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options (or as to other acceptable escrow securities) so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the underlying investment for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS AND COVERED CALLS. The Fund must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC

Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions the Fund will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, the Fund also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities (including other investment companies having the same or an affiliated investment adviser). Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "1940 Act"), when the Fund purchases a Stock Index Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

TAX ASPECTS OF HEDGING INSTRUMENTS. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gain realized on the sale of securities held for less than three months. Due to this limitation, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts that expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held by the Fund for less than three months; and (v) writing calls on investments held for less than three months.

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (I.E., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, the Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Fund has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If the Fund uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Fund then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

SHORT SALES AGAINST-THE-BOX

After the Fund makes a short sale against-the-box, while the short position is open, the Fund must own an equal amount of the securities sold short; or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out.

INVESTMENT RESTRICTIONS

The Fund's significant investment restrictions are described in the Prospectus. The following investment restrictions, except where stated to be non-fundamental policies, are also fundamental policies of the Fund and, together with the fundamental policies and investment objective described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding shares. Under the 1940 Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a meeting of shareholders, if the holders of more than 50% of the outstanding shares are present; or (ii) more than 50% of the outstanding shares. Under these additional restrictions, the Fund cannot:

     1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio);

     2. Invest in commodities or commodity contracts (other than Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

     3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies;

     4. Purchase or write puts or calls except as permitted by any of its other fundamental policies;

     5. Lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Portfolio may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

     6. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the Hedging Instruments, which it may use as permitted by any of its other fundamental policies;

     7. Invest in companies for the purpose of acquiring control or management thereof;

     8. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs); or

     9. Invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.


MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Each of these individuals currently serves in the same capacity for Schroder Core.

PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

RALPH E. HANSMANN (Honorary), 40 Wall Street, New York, New York - Honorary Trustee of the Trust - Private investor; Director, First Eagle Fund of America, Inc.; Director, Verde Exploration, Ltd.; Trustee Emeritus, Institute for Advanced Study; Trustee and Treasurer, New York Public Library; Life Trustee, Hamilton College.

JOHN I. HOWELL, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH (b), 33 Gutter Lane, London, England - President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors.

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON (b) (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisors since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

CATHERINE S. WOOLEDGE, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin

Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

BARBARA GOTTLIEB (c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

ROBERT JACKOWITZ (b) (c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

JOHN Y. KEFFER, Two Portland Square, Portland, Maine - Vice President of the Trust. President of FFC, the Fund's transfer and dividend disbursing agent and fund accountant and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

JANE P. LUCAS (c), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

THOMAS G. SHEEHAN, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO (b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ALEXANDRA POE, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

MARY KUNKEMUELLER, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust.

(a)  Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc.

(c) Schroder Capital Management, Inc. ("SCM") is a wholly owned subsidiary of Schroder Wertheim Holdings Incorporated, which is a wholly owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly owned U.S. subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Trust Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the fiscal year ended October 31, 1996.

Name of Trustee           Aggregate          Pension or    Estimated Annual               Total
                       Compensation          Retirement       Benefits Upon        Compensation
                         From Trust    Benefits Accrued          Retirement      From Trust And
                   As Part of Trust                                                Fund Complex
                           Expenses                                            Paid To Trustees
-----------------------------------------------------------------------------------------------
Mr. Guernsey                 $1,750                  $0                  $0              $1,750
Mr. Hansmann                  1,375                   0                   0               1,375
Mr. Howell                    1,750                   0                   0               1,750
Mr. Michalis                  1,750                   0                   0               1,750
Mr. Schwab                    3,000                   0                   0               3,000
Mr. Smith                         0                   0                   0                   0

As of February 15, 1997, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

While the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S. or to realize U.S. civil judgments against them. Civil remedies and criminal penalties under U.S. federal securities law may be unenforceable in the United Kingdom Extradition treaties now in effect between the U.S. and the United Kingdom might not subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Portfolio under an Investment Advisory Agreement between Schroder Core and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $150 billion as of December 31, 1996.

Under the Investment Advisory Agreement, SCMI manages the investment and reinvestment of the Portfolio's assets and continuously reviews, supervises and administers its investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. SCMI also furnishes to Schroder Core and the Trust Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio and the Fund.

Under the terms of the Investment Advisory Agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material inside information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement continues in effect provided such continuance is approved annually: (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by Schroder Core Board; and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Trustees or the interestholders of the Portfolio on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to Schroder Core Trust, and it terminates automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Agreement.

For providing advisory services to the Portfolio, SCMI is entitled to a fee of 0.50% of its average daily net assets for the first $100 million of the Portfolio's net assets, 0.40% of the next $150 million of average daily assets, and 0.35% of the Portfolio's average daily net assets in excess of $250 million. For the fiscal years ended October 31, 1994, 1995 and 1996, SCMI received advisory fees of $63,210, $71,188 and $60,283, (after waivers of $16,090), respectively.

The Fund currently invests all of its assets in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Trust retains SCMI as investment adviser to manage the Fund's assets in the event the Fund so withdraws its investment. The investment advisory agreement between the Trust and SCMI with respect to the Fund is the same in all material respects as the Portfolio's Investment Advisory Agreement (except as to the parties, the fee and the circumstances under which fees will be paid, the jurisdiction whose laws govern the agreement and fees payable thereunder). During a time that the Fund did not have substantially all of its assets invested in the Portfolio or another investment company, for providing investment advisory services under the investment advisory agreement for the Fund, SCMI would be entitled to receive an advisory fee of 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. Under the Administration Agreement, Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions; and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, if any, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing administrative services Schroder Advisors is entitled to receive from the Fund a fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services SCMI would be entitled to receive a monthly fee from the Fund at the annual rate of 0.15% of the Fund's average daily net assets. The Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

The Trust has entered into a Subadministration Agreement with Forum. Under the Subadministration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing subadministrative services Forum is entitled to a fee at the annual rate of 0.05% of the Fund's average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services Forum would be entitled to receive a monthly fee from the Fund at the annual rate of 0.10% of the Fund's average daily net assets. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Trust.

Under administration and subadministration agreements with Schroder Core, Schroder Advisors and Forum provide similar services to the Portfolio for which Forum is entitled to separate compensation at the annual rates of 0.10% of the Portfolio's average daily net assets. Schroder Advisors is not entitled to separate compensation for providing such services to the Portfolio.
Accordingly, the fees paid by the Fund and/or Portfolio to SCMI and Schroder Advisors may equal up to 0.85% of the Fund's average daily net assets. The Portfolio's administration and subadministration agreements are the same in all material respects as the Fund's respective agreements except as to the parties, the circumstances under which fees will be paid, the fees payable thereunder and the jurisdiction whose laws govern the agreement.

For the fiscal years ended October 31, 1994, 1995 and 1996, Schroder Advisors received fees from the Fund and Portfolio, as applicable, of $31,690, $35,594 and $14,213 (after waivers of $26,850),respectively. The Trust formerly had entered into an Administrative Services Contract with Schroder Advisors that had substantially similar terms and provisions in all material respects except as to the fees payable and the circumstances under which the fees were paid. Specifically, Schroder Advisors was entitled to a fee, payable monthly, at the annual rate of 0.25% of the first $100 million of Fund's average daily net assets, 0.20% of the next $150 million, and 0.175% on assets in excess of $250 million. During the periods, the Fund had invested substantially all of its assets in the Portfolio, and, accordingly, Schroder Advisors was entitled to a fee of only 0.325% and obligated to pay a fee to Forum Financial Services, Inc. ("FFSI") at the rate of 0.075% for sub-advisory services provided under the Sub-Administration Agreement described below.

Under the former Sub-Administration Agreement among the Trust, SCMI, Schroder Advisors, and FFSI, which had substantially similar terms and provisions in all material respects to the current Subadministration Agreement for the Fund except as to the circumstances under which the fees were paid, payment for FFSI's services was made by Schroder Advisors and was not a separate expense of the Fund.

Under former administration and subadministration agreements with Schroder Core, Schroder Advisors and FFSI provided similar services to the Portfolio for which Schroder Advisors was entitled to compensation at the annual rate of 0.00% of the average daily net assets of the Portfolio and obligated to pay a fee to FFSI of 0.075% for sub-administration services. The Portfolio's administration and subadministration agreements were the same in all material respects as the Fund's respective agreements (except as to the parties, the circumstances under which fees were paid, the fees payable thereunder, and the jurisdiction whose laws govern the agreement).

DISTRIBUTION OF FUND SHARES

Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, serves as Distributor of the Fund shares pursuant to a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

Under a Distribution Plan (the "Plan") adopted by the Fund with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for: (i) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail; (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors;
(iii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (iv) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. The maximum annual amount currently payable under the Plan is 0.25%, but no payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. The Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various portfolios of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the portfolios of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust , and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund. During the period from commencement of operations through October 31, 1996, the Fund neither accrued nor paid any dollars under the Plan.

SERVICE ORGANIZATIONS

The Trust may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Fund. The Fund could pay fees (which will vary depending upon the service provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them clients to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization would agree to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

FFC, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time by the Trust Board upon 60 days' written notice to FFC or by FFC upon 60 days' written notice to the Trust.

Under its agreement, FFC prepares and maintains the books and records of the Fund, on behalf of the Trust, that are required to be maintained under the 1940 Act; calculates the net asset value per share of the Fund; calculates dividends and capital gain distributions; and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year also for each class of the Fund above one. FFC is paid an additional $24,000 per year with respect to global and international funds. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset backed securities, funds that have more than 100 security positions, or that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless FFC and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

FFC assumed responsibility for fund accounting on August 15, 1994. Previously, these services were performed by Schroders Incorporated, the parent company of SCMI. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund and the Portfolio paid fund accounting fees of $28,797, $36,000, and $37,972, respectively.

FEES AND EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI, including those expenses it indirectly bears through its investment in the Portfolio. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities, if any, and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and a proportionate amount of the total operating expenses of the Portfolio, including advisory fees paid to SCMI.
Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of SCMI are made to achieve their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved and a particular security may be bought or sold for certain clients and not bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction, for example. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. For fiscal years ended October 31, 1994, 1995, and 1996, the Fund paid total brokerage commissions of $29,224, $34,391, and $37,589 (including commissions paid by both the Fund and the Portfolio), respectively.

The Investment Advisory Agreement authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Fund the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI, considers all factors it deems relevant (including, by way of illustration, price, transaction size, the nature of the market for the security, commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions).

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the 1934 ACT, SCMI may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to SCMI with an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Subject to the general policies of the Fund regarding allocation of portfolio brokerage as set forth above, the Trust Board has authorized the Fund to employ Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of the Fund on the New York Stock Exchange only, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim or Schroder Securities or effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a national securities exchange paid by a registered investment company to a broker which is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Wertheim or Schroder Securities will in SCMI's judgment be: (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim or Schroder Securities on comparable transactions for its most favored unaffiliated customers; and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board , including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Wertheim by the Fund satisfy the foregoing standards. The Trust Board will review all transactions at least quarterly for compliance with such procedures.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim and will not direct brokerage to Schroder Wertheim in recognition of research services. The Fund paid no commissions to Schroder Wertheim during the fiscal years ended October 31, 1994, 1995 and 1996.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

The net asset value per share of the Fund is determined each day the New York Stock Exchange (the "Exchange") is open, as of 4:00 P.M.(Eastern Time), by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust Board has established procedures for the valuation of the Fund's securities: (i) equity securities traded on a securities exchange or on the NASDAQ National Market System for which last sale information is regularly reported are valued at the last reported sales prices on their primary exchange or the NASDAQ National Market System that day (or, in the absence of sales that day, at values based on the last sale prices on the preceding trading day or closing mid-market prices); (ii) NASDAQ and other unlisted equity securities for which last sale prices are not regularly reported but for which over-the-counter market quotations are readily available are valued at the most recently reported mid-market prices; (iii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Trust Board's procedures; (iv) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (v) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

Puts, calls and Stock Index Futures are valued at the last sales price on the principal exchange on which they are traded, or, if there are no transactions, in accordance with (i) above. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded in the Fund's books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option.

REDEMPTION IN-KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may incur brokerage costs in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (i) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (ii) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on Trust-wide) basis.

The Fund qualified for its last fiscal year as a regulated investment company under Subchapter M of the Code and intends to so qualify each year so long as such qualification is in the best interests of its shareholders. To do so, the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. The Fund will therefore not be subject to federal income tax on its investment company taxable income and "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of: (i) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (ii) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (iii) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. Generally, dividends of investment income (but not capital gain) from the Fund will qualify for the federal dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held by said shareholders for more than 45 days. If securities held by the Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends-received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions in additional shares will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution which will be returned to the investor in the form of a taxable distribution.

Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss which generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Trust will be required to report to the IRS all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if: (i) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number; (ii) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or
(iii) when required to do so, the shareholder fails to certify that they are not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable its Trust Board to establish a series of separately managed investment portfolios, each having different investment objectives and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed to its present name. The Trust is registered as an open-end management investment company under the 1940 Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series.
The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has an unlimited number of authorized shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide such portfolios or series into classes of shares, and the costs of doing so will be borne by the Trust. The Trust currently consists of five separate portfolios, each of which has separate investment objectives and policies, and five classes, two of which pertains to the Schroder Fund.

The Shares of the Fund are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. The Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each class vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the portfolio to which they pertain, but all classes vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class are not be entitled to vote on any matters as to which such class are not affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of accountants and renewal of investment advisory agreements for future years will be performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new accountants if the employment of the Trust's accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Trust Board is required:, if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of: (i) shares of the Trust having a total net asset value of at least $25,000; or (ii) 1% of the outstanding shares of the Trust, to help such holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider Trustee removal.

PRINCIPAL SHAREHOLDERS

As of February 24, 1997, the following persons owned of record or beneficially 5% or more of the Fund's shares:

SHAREHOLDER                                   SHARE BALANCE      PERCENT OF FUND
-----------                                   -------------      ---------------
Donaldson Lufkin & Jenrette                     3,240.042            62.02%
P O Box 2052
Jersey City, NJ  07303

National Investors Services Corp.               1,983.927            37.98%
75 Wall Street
New York, NY 10265

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                           n
                    P (1+T) = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

For the one year, and since inception periods ended October 31, 1996, the average annual total return of the Fund with respect to Investor Shares was 29.35% and 24.60%, respectively.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

CUSTODIAN

All securities and cash of the Fund are held by The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Forum Financial Corp., Portland, Maine, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

Jacobs Persinger & Parker, 77 Water Street, New York, New York 10005, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Fund.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.
Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Investments, notes thereto, and Financial Highlights of the Fund for the fiscal year ended October 31, 1996 and the Report of Independent Accountants thereon (included in the Annual Report to shareholders), which are delivered along with this SAI, are incorporated herein by reference.

                                    APPENDIX


                      RATINGS OF CORPORATE DEBT INSTRUMENTS



                            MOODY'S INVESTORS SERVICE


                          FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" Fixed-income securities which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

                            COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to municipal commercial paper as well as taxable commercial paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

                                STANDARD & POOR'S

                          FIXED-INCOME SECURITY RATINGS


An S&P fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (i) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) nature of and provisions of the obligation; and (iii) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

"A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

"BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

         Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

                            COMMERCIAL PAPER RATINGS


S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

                                       A-2